AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2000

                                                     REGISTRATION NO. 33-98062
                                                                      811-8814

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                  [ ]
                                      -----
                        POST-EFFECTIVE AMENDMENT NO. 7                 [x]
                                      -----

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                                Amendment No. 11

                        COMPANION LIFE SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                        COMPANION LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

               401 Theodore Fremd Avenue, Rye, New York 10580-1493
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (402) 351-5225

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

        It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.
        |X|    on May 1, 2000 pursuant to paragraph (b) of Rule 485.
        [ ]    60 days after filing pursuant to paragraph (a)(i) of Rule 485.
        [ ]    on [date] pursuant to paragraph (a)(i) of Rule 485.

        If appropriate, check the following box:
        |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (a)


                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          of Registration Statement of Information Required by Form N-4
          -------------------------------------------------------------

                                     PART A

Item of Form N-4                                          Prospectus Caption

1.   Cover Page................................    Cover Page

2.   Definitions...............................    Definitions

3.   Synopsis..................................    Introduction and Summary

4.   Condensed Financial Information...........    Financial Statements

5.   General
 (a) Depositor.................................    About Us
 (b) Registrant................................    Variable Investment Options
 (c) Portfolio Company.........................    Variable Investment Options
 (d) Fund Prospectus...........................    Variable Investment Options
 (e) Voting Rights.............................    Voting Rights

6.   Deductions and Expenses
 (a) General...................................    Expenses
 (b) Sales Load %..............................    Expenses; Withdrawal Charge
 (c) Special Purchase Plan.....................    N/A
 (d) Commissions...............................    Distributor of the Policies
 (e) Expenses - Registrant.....................    N/A
 (f) Fund Expenses.............................    Other Expenses
 (g) Organizational Expenses...................    N/A

7.   General Description of Variable Annuity Contracts
 (a) Persons with Rights.......................    Important Policy  Provisions;
                                                   Policy  Distributions;
                                                   Voting Rights
 (b) (i)   Allocation of Premium
           Payments............................    Introduction and Summary: How
                                                   the Policy Operates;  Dollar
                                                   Cost Averaging;   Systematic
                                                   Transfer  Enrollment Program;
                                                   Asset Allocation Program
     (ii)  Transfers...........................    Transfers
     (iii) Exchanges...........................    N/A
 (c) Changes...................................    Variable Investment Options;
                                                   Policy Distributions
 (d) Inquiries.................................    Miscellaneous: Do You Have
                                                   Questions?

8.   Annuity Period............................    Policy Distributions

9.   Death Benefit.............................    Death Benefits

10.  Purchase and Policy Values

 (a) Purchases.................................    Policy Application and
                                                   Issuance
 (b) Valuation.................................    Accumulation Value
 (c) Daily Calculation.........................    Accumulation Value
 (d) Underwriter...............................    Distributor of the Policies

11.  Redemptions
 (a) By Owners.................................    Withdrawals
     By Annuitant..............................    N/A
 (b) Check Delay...............................    Policy Application and
                                                   Issuance
 (c) Lapse.....................................    N/A
 (d) Free Look.................................    Introduction and Summary

12.  Taxes.....................................    Federal Tax Matters

13.  Legal Proceedings.........................    Legal Proceedings

14.  Table of Contents for the
 Statement of
 Additional Information........................    Statement of Additional
                                                   Information


                                     PART B

Item of Form N-4                                   Statement of Additional
                                                   Information Caption

15.  Cover Page................................    Cover Page

16.  Table of Contents.........................    Table of Contents

17.  General Information
 and History...................................    (Prospectus) About Us

18.  Services
 (a) Fees and Expenses
     of Registrant.............................    N/A
 (b) Management Policies.......................    N/A
 (c) Custodian.................................    Custody of Assets
     Independent
     Auditors  ................................    Financial Statements
 (d) Assets of Registrant......................    Custody of Assets
 (e) Affiliated Person.........................    N/A
 (f) Principal Underwriter.....................    Distribution of the Policies

19.  Purchase of Securities
 Being Offered.................................    Distribution of the Policies
 Offering Sales Load...........................    N/A

20.  Underwriters..............................    Distribution of the Policies;
                                                   (Prospectus)  Distributor of
                                                   the Policies
21.  Calculation of Performance..............      Historical Performance Data
22.  Annuity Payments..........................    (Prospectus) Annuity Payments
23.  Financial Statements......................    Financial Statements

                           PART C -- OTHER INFORMATION

Item of Form N-4                                   Part C Caption

24.  Financial Statements
 and Exhibits..................................    Financial Statements and
                                                   Exhibits
 (a) Financial Statements......................    Financial Statements
 (b) Exhibits..................................    Exhibits

25.  Directors and Officers of.................    Directors and Officers of the
     the Depositor.............................    Depositor

26.  Persons Controlled By or Under Common Control Persons Controlled By or
     with the Depositor or Registrant .........    Under Common Control with the
                                                   Depositor or Registrant

27.  Number of Policy Owners...................    Number of Policy Owners

28.  Indemnification...........................    Indemnification

29.  Principal Underwriters....................    Principal Underwriters

30.  Location of Accounts
 and Records...................................    Location of Accounts and
                                                   Records

31.  Management Services.......................    Management Services

32.  Undertakings..............................    Undertakings

 Signature Page................................    Signatures

COMPANION OF NEW YORK
A MUTUAL OF OMAHA COMPANY LOGO                         PROSPECTUS:  May 1, 2000

                                                          ULTRANNUITY SERIES V
                                                              Flexible Payment
                                              Variable Deferred Annuity Policy


    This Prospectus describes ULTRANNUITY SERIES V, a variable annuity policy offered by COMPANION LIFE INSURANCE COMPANY. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

                                                The Policy  includes 30 variable  options  (where you
    The   investment    portfolios    offered   have the investment risk) with investment  portfolios
    through  the  Policy  may have names that   from:
    are  nearly  the same or  similar  to the
    names of retail  mutual  funds.  However,    THE ALGER AMERICAN FUND
    these  investment  portfolios are not the    DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    same as those retail mutual  funds,  even    FEDERATED'S INSURANCE SERIES
    though  they have  similar  names and may    FIDELITY'S  VARIABLE  INSURANCE PRODUCTS FUND AND
    have  similar   characteristics  and  the    VARIABLE INSURANCE PRODUCTS FUND II
    same     managers.     The     investment    MFS VARIABLE INSURANCE TRUST
    performance    of    these     investment    MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
    portfolios is not necessarily  related to    PIONEER VARIABLE CONTRACTS TRUST
    the  performance  of  the  retail  mutual    SCUDDER VARIABLE LIFE INVESTMENT FUND
    funds.  The  investment   portfolios  are    T. ROWE PRICE EQUITY SERIES,  FIXED INCOME SERIES
    described in separate  prospectuses  that    AND INTERNATIONAL SERIES
    accompany this Prospectus.
                                                 and three fixed rate options (where we have the
                                                 investment risk).

    The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of Companion Life Separate Account C. THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE OPTIONS THAT YOU CHOOSE.

A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (HTTP://WWW.SEC.GOV), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

                                Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

           THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND HAS NOT APPROVED OR DISAPPROVED THE POLICY.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             REMEMBER THAT THE POLICY AND THE INVESTMENT PORTFOLIOS:

     o    ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL
     o    ARE NOT BANK DEPOSITS
     o    ARE NOT GOVERNMENT INSURED
     o    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
     o    MAY NOT ACHIEVE THEIR GOALS

COMPANION LIFE, Variable Product Services, P. O. Box 3664, Omaha, Nebraska 68103-0664 1-800-494-0067

-----------------------------------------------------------
CONTENTS

                                                                    PAGE(S)
                   ------------------------------------------------ --------
                   DEFINITIONS                                         3
                   ------------------------------------------------ --------
                    INTRODUCTION AND SUMMARY                           4-9
                       Comparison to Other Policies and
                   Investments
                       How the Policy Operates
                       Summary of Charges and Expenses
                       Examples of Expenses
                   ------------------------------------------------ --------
                    FINANCIAL STATEMENTS                              10-12
                   ------------------------------------------------ --------
                   ABOUT US                                           13
                   ------------------------------------------------ --------
                   INVESTMENT OPTIONS                                14-21
                       Variable Investment Options
                       Fixed Rate Options
                       Transfers
                       Dollar Cost Averaging
                       STEP Program
                       Asset Allocation Program
                       Rebalancing Program
                   ------------------------------------------------ --------
                   IMPORTANT POLICY PROVISIONS                       22-24
                       Policy Application and Issuance
                       Accumulation Value
                       Telephone Transactions
                       Death of Annuitant
                       Delay of Payments
                       Minor Owner or Beneficiary
                       Policy Termination
                   ------------------------------------------------ --------
                    EXPENSES                                          25-26
                       Withdrawal Charge
                       Mortality and Expense Risk Charge
                       Administrative Charges
                           Transfer Fee
                           Taxes
                       Other Expenses; Investment Advisory Fees
                   ------------------------------------------------ --------
                   POLICY DISTRIBUTIONS                              27-31
                       Withdrawals
                       Annuity Payments
                       Death Benefits
                   ------------------------------------------------ --------
                    FEDERAL TAX MATTERS                               32-34
                       Taxation of Nonqualified Policies
                       Taxation of Qualified Policies
                       Possible Tax Law Changes
                   ------------------------------------------------ --------
                   MISCELLANEOUS                                      35
                       Distributor of the Policies
                       Voting Rights
                       Distribution of Materials
                       Legal Proceedings
                       Do You Have Questions?
                   ------------------------------------------------ --------
                    STATEMENT OF ADDITIONAL INFORMATION                36
                       Table of Contents
                   ------------------------------------------------ --------

-----------------------------------------------------------
DEFINITIONS

ACCUMULATION UNIT is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

ACCUMULATION VALUE is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

ANNUITANT  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based.

ANNUITY STARTING DATE is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 90th birthday.

BENEFICIARY is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Accumulation Value less any applicable withdrawal charge and Policy fee.

OWNER is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

POLICY is the Ultrannuity Series V, a variable annuity policy offered by us through this Prospectus.

POLICY YEAR is measured from the annual anniversary dates of the date of issue of the Policy.

SERIES FUNDS are diversified, open-end investment management companies in which the Variable Account invests.

SUBACCOUNT is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

US, WE, OUR, COMPANION is Companion Life Insurance Company.

VALUATION PERIOD is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

VARIABLE ACCOUNT is Companion Life Separate Account C, a separate account maintained by us.

VARIABLE ANNUITY UNIT is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

WRITTEN NOTICE is written notice, signed by you, that gives us the information we require and is received at Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664.


-----------------------------------------------------------
    THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY LAWFULLY BE SOLD. NO ONE IS AUTHORIZED TO GIVE INFORMATION OR MAKE REPRESENTATIONS ABOUT THE POLICY THAT ISN'T IN THE PROSPECTUS; IF ANYONE DOES SO, YOU SHOULD NOT RELY UPON IT AS BEING ACCURATE OR ADEQUATE.

    THIS PROSPECTUS GENERALLY DESCRIBES ONLY THE VARIABLE INVESTMENT OPTIONS, EXCEPT WHEN THE FIXED RATE OPTIONS ARE SPECIFICALLY MENTIONED.

-------------------------------------------------------------------
INTRODUCTION AND SUMMARY

    THIS INTRODUCTION AND SUMMARY BRIEFLY NOTES SOME OF THE IMPORTANT THINGS ABOUT THE POLICY, BUT IT IS NOT A COMPLETE DESCRIPTION OF THE POLICY. THE REST OF THIS PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, AND YOU SHOULD READ THE ENTIRE PROSPECTUS CAREFULLY.

    The ULTRANNUITY SERIES V Policy described in this Prospectus is a contract between you and Companion Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to up to 30 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. It is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.
    During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.
    The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

o   COMPARISON TO OTHER POLICIES AND INVESTMENTS

       COMPARED TO FIXED ANNUITIES.  Like fixed-interest annuities, the Policy:

o   offers the ability to accumulate capital on a tax-deferred basis;
o offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option);
o   allows you to make partial or full  withdrawals  from your  Policy;  and
o can provide annuity payments for the rest of your life or for some other period.

                                A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.


    The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

    COMPARED TO MUTUAL FUNDS. Although the underlying investment portfolios operate like mutual funds and have the same investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

o The Policy provides a death benefit that could be higher than the value of the Policy.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
o You can make transfers from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
o Withdrawals before age 59 1/2generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
o Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.
o New York insurance law grants you 10 days to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period are stated on the cover of your Policy.
o We, not you, own the shares of the underlying investment portfolios. You have interests in our Subaccounts that invest in the investment portfolios that you select.

o   HOW THE POLICY OPERATES
    The  following  chart   summarizes  how  the  Policy   operates.   For  more
    information, refer to specific sections of this Prospectus.

                  --------------------------------------------------
                              PURCHASE PAYMENT FLOW CHART

                  --------------------------------------------------
                                  PURCHASE PAYMENTS
                  o   Minimum  initial  purchase  payment is $5,000
                      ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).
                  o   Minimum additional purchase payment is $500.
                  o   No  additional   purchase  payments  will  be
                      accepted   after   earlier  of  the   Annuity
                      Starting Date or your 83rd birthday.
                  --------------------------------------------------


           -------------------------------------------------------------------
                    INVESTMENT OF PURCHASE PAYMENTS
           You direct the allocation of all purchase payments among the 30 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
           -------------------------------------------------------------------



   -----------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
   o Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     - 1.00% for our  mortality  and expense risk;
     - 0.20% for our  administrative expenses.
   o Annual Policy Fee of $30 per year assessed on each Policy anniversary (waived if Accumulation Value is more than $50,000).
   o $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free).
       Investment advisory fees and fund expenses are deducted from the assets of each investment portfolio.
   -----------------------------------------------------------------------------



       -------------------------------------------------------------------------
                               ACCUMULATION VALUE
       o Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
       o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
       o Accumulation Value can be transferred among the Subaccounts and the fixed account.
       o Dollar cost averaging, asset allocation and rebalancing programs are available.
       o Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
       ------------------------------------------------------------------------


------------------------------------------------------------------- --------------------------------------
                ACCUMULATION  VALUE  BENEFITS                        DEATH BENEFITS
o  You can withdraw all or part of the Cash Surrender Value.
    Each Policy Year, up to 15% of the  Accumulation  Value as of   o   Available  as a lump-sum or under
    the date of the  first  withdrawal  that  Policy  Year may be       a variety of payment options.
    withdrawn  without  a  withdrawal  charge.   Thereafter,  the
    withdrawal charge is calculated  separately for each purchase payment  withdrawn based on the number of years elapsed since the  purchase  payment  was  made;  the  charge  is 7% if the withdrawal  is  made  in the  first  year  after  a  purchase payment is made and then the withdrawal  charge  decreases by
    1% in each  successive  year to 0% after  the  seventh  year.
    (Taxes  and tax  penalties  may also  apply  to  withdrawals.)
 o Fixed  and variable annuity payout options are available.
------------------------------------------------------------------- --------------------------------------


o   SUMMARY OF CHARGES AND EXPENSES

The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy.

          POLICY OWNER TRANSACTION EXPENSES
          o   Maximum Withdrawal Charge/1                                 7%
              (as a % of each purchase payment withdrawn)
          o   Transfer Fee              -  First 12 Transfers Per Year:  NO FEE
                                        -  Over 12 Transfers in One     $10 each
                                           Policy Year:
          VARIABLE ACCOUNT ANNUAL EXPENSES
                  (deducted daily to equal this annual % of Accumulation Value)
          o   Mortality and Expense Risk Fees                              1.00%
          o   Administrative Expense Charge                                0.20%
                                                                           -----
                              Total Variable Account Annual Expenses       1.20%
          OTHER ANNUAL EXPENSES
          o   Annual Policy Fee                                     $30 Per Year
                 (waived if Accumulation Value is greater than
                 $50,000 on the Policy anniversary)
          SERIES FUND ANNUAL EXPENSES
          o The following table shows the management fees and other expenses for each investment portfolio for 1999. Expenses could be higher (or lower) in the future. These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.

/1 Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.


<Series Fund Annual Expenses/2                                                        Total Portfolio
(as a percentage of average net assets)             Management     Other Expenses    Annual Expenses
                                                       Fees            ( after      (after fee waiver
Portfolio:                                          (after fee         expense         and expense
                                                    waiver)(a)     reimbursement)(a)reimbursement)(a)
================================================= ================ ================ ===================
Alger American Growth                                  0.75%            0.04%             0.79%
Alger American Small Capitalization                    0.85%            0.05%             0.90%
Deutsche VIT EAFE Equity Index Fund       (a)          0.26%            0.39%             0.65%
Deutsche VIT Small Cap Equity Index Fund  (a)          0.13%            0.32%             0.45%
Federated Prime Money Fund II             (a)          0.50%            0.23%             0.73%
Federated Fund for U.S.
Government Securities II                  (a)          0.60%            0.18%             0.78%
Fidelity VIP II Asset Manager             (a)          0.58%            0.12%             0.70%
Fidelity VIP II Contrafund                (a)          0.58%            0.07%             0.65%
Fidelity VIP Equity Income                (a)          0.48%            0.08%             0.56%
Fidelity VIP II Index 500                 (a)          0.24%            0.04%             0.28%
MFS Capital Opportunities Series          (a)          0.75%            0.16%             0.91%
MFS Emerging Growth Series                             0.75%            0.09%             0.84%
MFS Global Governments Series             (a)          0.75%            0.16%             0.91%
MFS High Income Series                    (a)          0.75%            0.16%             0.91%
MFS Research Series                                    0.75%            0.11%             0.86%
MSDW Emerging Markets Equity              (a)          0.42%            1.37%             1.79%
MSDW Fixed Income                         (a)          0.14%            0.56%             0.70%
Pioneer Equity-Income                                  0.64%            0.06%             0.70%
Pioneer Growth Shares                                  0.65%            0.11%             0.76%
Pioneer Fund                                           0.63%            0.07%             0.70%
Pioneer Midcap Value Fund                              0.65%            0.11%             0.76%
Pioneer Real Estate Growth                (a)          1.00%            0.14%             1.14%
Scudder VLIF Global Discovery        (b), (d)          0.98%            0.90%             1.88%
Scudder VLIF Growth and Income            (b)          0.48%            0.32%             0.80%
Scudder VLIF International                             0.85%            0.18%             1.03%
T. Rowe Price Equity Income               (c)          0.00%            0.85%             0.85%
T. Rowe Price International Stock         (c)          0.00%            1.05%             1.05%
T. Rowe Price Limited Term Bond           (c)          0.00%            0.70%             0.70%
T. Rowe Price New America Growth          (c)          0.00%            0.85%             0.85%
T. Rowe Price Personal Strategy Balanced  (c)          0.00%            0.90%             0.90%
-------------------------------------------------------------------------------------------------------

(a) Without fee waiver or expense  reimbursement  limits,  the  following  funds would have had the charges set forth below:
                                                                                     TOTAL PORTFOLIO
          PORTFOLIO                               MANAGEMENT FEES   OTHER EXPENSES   ANNUAL EXPENSES
          --------------------------------------  ------------------ --------------- -------------------
          Deutsche VIT EAFE Equity Index Fund          0.45%            0.69%             1.l5%
          Deutsche VIT Small Cap Equity Index
              Fund                                     0.35%            0.83%             1.18%
          Federated Prime Money Fund II                0.50%            0.48%             0.98%
          Federated Fund for U.S. Govt.
              Securities II                            0.60%            0.43%             1.03%
          Fidelity VIP II Asset Manager                0.58%            0.13%             0.71%
          Fidelity VIP II Contrafund                   0.58%            0.09%             0.67%
          Fidelity VIP Equity Income                   0.48%            0.09%             0.57%
          Fidelity VIP II Index 500                    0.24%            0.10%             0.34%
          MFS Capital Opportunities                    0.75%            0.27%             1.02%
          MFS Global Governments                       0.75%            0.30%             1.05%
          MFS High Income                              0.75%            0.22%             0.97%
          MSDW Emerging Markets Equity                 1.25%            1.37%             2.62%
          MSDW Fixed Income                            0.40%            0.56%             0.96%
          Pioneer Real Estate Growth                   1.00%            0.30%             1.30%

          -------------------------------------- ------------------ --------------- -------------------

(b)  Other  Expenses   include  a  0.25%  12b-1  fee  assessed  for  payment  of
distribution administration expenses.
(c) T. Rowe Price Funds do not itemize management fees and other expenses.
(d) Effective May 1, 2000, Scudder Kemper Investments has agreed to waive all or a portion of its management  fees to limit the expenses of the Global  Discovery
Portfolio to 1.50% of the portfolio's  average daily net assets.  These expenses
will    remain    in    effect     until    at    least    April    30,    2001.
-------------------------------------------------------------------------------------------------------


-------
/ 2 The fee and expense data regarding each Series Fund, which are fees and expenses for 1999, was provided to Companion by the respective Series Fund. The Series Funds are not affiliated with Companion. We have not independently verified these figures.

o   EXAMPLES OF EXPENSES
   The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These examples assume that the fee waiver and expense reimbursement limits set forth in the table above will be received.


                                     ======================== ====================== =======================

Examples/3                            1.   Surrender   Policy  2.  Annuitize  Policy  3.   Policy   is   not
An Owner  would  pay the  following  at  end  of  the   time  at  the  end  of  the  surrendered   and   is
expenses  on a  $1,000  investment,  period   or   annuitize  time    period    and  not annuitized
assuming  a  5%  annual  return  on  and  annuity  option  4  annuity    option   4
assets if:                           (lifetime   income)  is  (lifetime  income) IS
                                     NOT chosen               chosen
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Portfolio                            1Yr   3Yr   5Yr   10Yr   1Yr  3Yr   5Yr   10Yr  1Yr   3Yr  5Yr   10Yr
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Alger American Growth                  83   115   148    260   83    66   115   260    21   66   115    260
Alger American Small Capitalization    84   118   154    274   84    69   121   274    22   69   121    274
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Deutsche VIT EAFE Equity Index Fund    82   111   140    243   82    61   107   243    20   61   107    243
Deutsche VIT Small Cap Equity
Index Fund                             80   104   129    218   80    55    96   218    18   55    96    218
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Federated Prime Money Fund II          83   113   144    253   83    64   112   253    20   64   112    253
Federated Fund for U.S. Govt.
     Securities II                     83   115   147    259   83    65   114   259    21   65   114    259
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Fidelity VIP II Asset Manager          82   112   143    249   82    63   110   249    20   63   110    249
Fidelity VIP II Contrafund             82   111   140    243   82    61   107   243    20   61   107    243
Fidelity VIP Equity Income             81   108   135    231   81    58   102   231    19   58   102    231
Fidelity VIP II Index 500              78    99   119    196   78    50    87   196    16   50    87    196
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
MFS Capital Opportunities Series       85   119   154    275   85    70   122   275    22   70   122    275
MFS Emerging Growth Series             85   119   154    275   85    70   122   275    22   70   122    275
MFS High Income Series                 84   117   150    267   84    67   118   267    21   67   118    267
MFS Research Series                    85   119   154    275   85    70   122   275    22   70   122    275
MFS Global Governments Series          84   117   151    269   84    68   119   269    22   68   119    269
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
MSDW Emerging Markets Equity           93   146   203    386   93    97   170   386    31   97   170    386
MSDW Fixed Income                      82   112   143    249   82    63   110   249    20   63   110    249
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Pioneer Midcap Value Fund              83   114   146    257   83    65   113   257    21   65   113    257
Pioneer Real Estate Growth             87   126   167    304   87    77   134   304    24   77   134    304
Pioneer Equity-Income                  82   112   143    249   82    63   110   249    20   63   110    249
Pioneer Growth Shares                  83   114   146    257   83    65   113   257    21   65   113    257
Pioneer Fund                           82   112   143    249   82    63   110   249    20   63   110    249
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Scudder VLIF Global Discovery          94   149   208    397   94   100   175   397    32  100   175    397
Scudder  VLIF Growth and Income        83   115   148    262   83    66   116   262    21   66   116    262
Scudder VLIF International             86   122   161    290   86    73   128   290    23   73   128    290
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
T. Rowe Price Equity Income            84   117   151    268   84    68   118   268    22   68   118    268
T. Rowe Price International Stock      86   123   162    293   86    74   129   293    24   74   129    293
T. Rowe Price Limited Term Bond        82   112   143    249   82    63   110   249    20   63   110    249
T. Rowe Price New America Growth       84   117   151    268   84    68   118   268    22   68   118    268
T. Rowe Price Personal Strategy
     Balanced                          84   118   154    274   84    69   121   274    22   69   121    274
==================================== ===== ===== ===== ====== ==== ===== ===== ===== ===== ==== ===== ======

These examples should not be considered representations of past or future expenses. These expenses are based on each investment portfolios' for 1999. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

--------
/3 The $30 annual Policy fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

                 For more detailed information about the Policy,
             Please read the rest of this Prospectus and the Policy.

-----------------------------------------------------------
FINANCIAL STATEMENTS

   The financial statements for Companion and the Variable Account and the related independent auditors reports are contained in the Statement of Additional Information. (See the cover page on how to get a copy.) At December 31, 1999, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.


                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
ALGER AMERICAN GROWTH (12/31/96)            12.972
        1996.....................................            13.071                    0
        1997.....................................            16.240               26,564
        1998.....................................            23.759               74,096
        1999.....................................            31.395               84,335
ALGER AMERICAN SMALL CAPITALIZATION         12.400
(12/13/96)
        1996.....................................            12.448                    0
        1997.....................................            13.690               16,717
        1998.....................................            15.638               36,378
        1999.....................................            22.159               37,123
FEDERATED PRIME MONEY FUND II  (12/13/96)   1.057
        1996.....................................             1.059                    0
        1997.....................................             1.098              410,506
        1998.....................................             1.138            1,234,433
        1999.....................................             1.176            1,452,451
FEDERATED FUND FOR U.S. GOVT. SECURITIES    10.901
II                        (12/13/96)
        1996.....................................            10.882                    0
        1997.....................................            11.674               31,521
        1998.....................................            12.417              115,478
        1999.....................................            12.195              167,586
FIDELITY VIP II ASSET MANAGER (12/13/96)    13.346
        1996.....................................            13.353                    0
        1997.....................................            16.500               58,425
        1998.....................................            19.167              121,890
        1999.....................................            21.827              127,644
FIDELITY VIP II CONTRAFUND (12/13/96)       13.704
        1996.....................................            14.070                    0
        1997.....................................            17.257               27,082
        1998.....................................            22.162               43,182
        1999.....................................            27.208               49,759
FIDELITY VIP EQUITY INCOME (12/13/96)       12.900
        1996.....................................            13.090                    0
        1997.....................................            16.571               48,536
        1998.....................................            18.276              122,503
        1999.....................................            19.200              139,914
FIDELITY VIP II INDEX 500 (5/1/98)          14.036
        1997.....................................            12.166                  N/A
        1998.....................................            15.425               22,471
        1999.....................................            18.367               53,067


                                       10

MFS EMERGING GROWTH SERIES (12/13/96)       13.637
        1996.....................................            13.480                    0
        1997.....................................            16.230               21,242
        1998.....................................            21.521               52,838
        1999.....................................            37.575               53,502
MFS HIGH INCOME SERIES (12/13/96)           11.517
        1996.....................................            11.548                    0
        1997.....................................            12.960               17,267
        1998.....................................            12.782               27,426
        1999.....................................            13.442               38,501
MFS RESEARCH SERIES (12/13/96)              13.093
        1996.....................................            13.277                    0
        1997.....................................            15.775               30,779
        1998.....................................            19.231               62,140
        1999.....................................            23.571               63,162
MFS CAPITAL OPPORTUNITIES SERIES (5/1/98)   14.829
        1997.....................................            12.394
        1998.....................................            15.528                8,136
        1999.....................................            22.618               19,364
MFS GLOBAL GOVERNMENTS SERIES (12/13/96)    10.503
        1996.....................................            10.527                    0
        1997.....................................            10.283               14,907
        1998.....................................            10.963               39,700
        1999.....................................            10.561               56,404
MSDW EMERGING MARKETS EQUITY (5/1/99)       N/A
        1998.....................................            N/A                      N/A
        1999.....................................            13.469                  206
MSDW FIXED INCOME (5/1/99)                  N/A
        1998.....................................              .N/A                  N/A
        1999.....................................            10.167                    0
PIONEER MIDCAP VALUE FUND (5/1/98)          11.771
        1998.....................................            11.156               11,695
        1999.....................................            12.461               28,889
PIONEER REAL ESTATE GROWTH (5/1/98)         13.196
        1998.....................................             9.818                4,031
        1999.....................................             9.295                9,564
SCUDDER VLIF GLOBAL DISCOVERY (5/1/98)      13.631
        1998.....................................            13.176                 1790
        1999.....................................            21.563                3,753
SCUDDER VLIF GROWTH AND INCOME (5/1/98)     13.557
        1998.....................................            12.847               22,458
        1999.....................................            13.425               38,046
SCUDDER VLIF INTERNATIONAL (12/13/96)       11.719
        1996.....................................            12.067                    0
        1997.....................................            13.004               15,759
        1998.....................................            15.223               40,818
        1999.....................................            23.241               48,923
T. ROWE PRICE EQUITY INCOME (12/13/96)      13.501
        1996.....................................            13.731                    0
        1997.....................................            17.481               52,630
        1998.....................................            18.839              118,982
        1999.....................................            19.305              120,958


                                       11

T. ROWE PRICE INTERNATIONAL (12/13/96)      11.560
        1996.....................................            11.976                    0
        1997.....................................            12.200               23,539
        1998.....................................            13.964               57,275
        1999.....................................            18.394               70,203
T. ROWE PRICE LIMITED TERM BOND (12/13/96)  10.582
        1996.....................................            10.582                    0
        1997.....................................            11.160               31,032
        1998.....................................            11.828              114,315
        1999.....................................            11.785              156,206
T. ROWE PRICE NEW AMERICA GROWTH (12/13/96) 15.121
        1996.....................................            15.496                    0
        1997.....................................            18.543               19,742
        1998.....................................            21.712               55,861
        1999.....................................            24.187               57,697
T. ROWE PRICE PERSONAL STRATEGY BALANCED    12.552
                          (12/13/96)
        1996.....................................            12.719                    0
        1997.....................................            14.833               50,339
        1998.....................................            16.755              130,290
        1999.....................................            17.946              153,234

* Accumulation Unit values are rounded to the nearest hundredth of a cent. ** Number of Accumulation Units is rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US

    We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly-owned subsidiary of United of Omaha Life Insurance Company, which is a subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running MUTUAL OF OMAHA'S WILD KINGDOM television program, and continued through its Wildlife Heritage Trust. Companion is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York. As of December 31, 1999, Companion had assets of over $500 million.
    We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS

                                The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (allocations to the systematic transfer accounts are limited to initial purchase payment and rollovers only). Allocations must be in whole percentages and total 100%.

     You can choose among 30 variable investment options and three fixed rate options.


o    VARIABLE INVESTMENT OPTIONS

                                The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.
                                For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.


        With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

        The Variable Account, Companion Separate Account C, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

    The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion. The Variable Account was established as a separate investment account of Companion under New York law on February 14, 1994. Under New York law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus.


------------------- ---------------------------------------------------- ------------------------------------
                                Variable Investment Options
      Asset                 Under Companion Separate Account C                        Objective
    Category *                   (Series Fund - Portfolio)
 ------------------ -----------------------------------------------------------------------------------------
                                                          Investments
------------------- -----------------------------------------------------------------------------------------

                    MFS Variable Insurance Trust -
                    MFS EMERGING GROWTH SERIES PORTFOLIO (5)             Long-term capital appreciation.

AGGRESSIVE
GROWTH
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of emerging growth companies
------------------- -----------------------------------------------------------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (1)    Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of small capitalization companies.
------------------- -----------------------------------------------------------------------------------------
                    Deutsche Asset Management VIT Funds -
                    DEUTSCHE VIT SMALL CAP EQUITY INDEX FUND  PORTFOLIO  Long-term capital appreciation.
                    (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small capitalization companies.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                   Long-term capital appreciation
REAL ESTATE         PIONEER REAL ESTATE GROWTH PORTFOLIO (8)             with current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Real estate  investment  trusts (REITs) and other
                               real estate industry companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price International Series, Inc. -
                    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (10)     Long-term capital appreciation.

INTERNATIONAL
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Scudder Variable Life Investment Fund -
                    SCUDDER VLIF INTERNATIONAL PORTFOLIO (9)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Scudder Variable Life Investment Fund -
                    SCUDDER VLIF GLOBAL DISCOVERY PORTFOLIO (9)          Long-term capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small U.S. and non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW EMERGING MARKETS EQUITY PORTFOLIO (6)           Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities of growth companies located in
                               "emerging"  foreign  countries  (countries  whose
                               economies are less economically mature than those
                               of developed nations).
------------------- -----------------------------------------------------------------------------------------
                    Deutsche Asset Management VIT Funds -                Long-term capital appreciation
                    DEUTSCHE VIT EAFE EQUITY INDEX FUND PORTFOLIO (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of non-U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -
BOND -              MFS HIGH INCOME SERIES PORTFOLIO (5)                 High current income.
HIGH YIELD
------------------- ---------------------------------------------------- ------------------------------------
                               High  yield,   lower-rated  bonds  or  comparable
                               unrated securities.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO (11)      Long-term capital appreciation.



GROWTH


------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of U.S. growth companies.
------------------- -----------------------------------------------------------------------------------------

                                       15

                    MFS Variable Insurance Trust -                        Long-term   capital appreciation
                    MFS RESEARCH SERIES PORTFOLIO (5)                     and  future income.
------------------- ---------------------------------------------------- ------------------------------------
                               Common   stock  or   comparable   securities   of
                               companies expected to possess better-than-average
                               prospects for long-term growth.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Fund II -
                    FIDELITY VIP II CONTRAFUND PORTFOLIO (3)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of companies,  foreign and domestic,
                               which the fund  manager  believes  are  currently
                               undervalued.
------------------- -----------------------------------------------------------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN GROWTH PORTFOLIO (1)                  Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities of companies with total market
                               capitalization of $1 billion or more.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER MIDCAP VALUE FUND PORTFOLIO (8)              Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Securities of mid-size companies,  which the fund
                               manager believes are currently undervalued.
------------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -
                    MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO (5)       Capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common  stock and related  securities  of foreign
                               and domestic companies.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                   Capital appreciation.
                    PIONEER GROWTH SHARES PORTFOLIO(8)
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock and equity securities of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity  Variable  Insurance  Products  Fund  II -  Capital appreciation
                    FIDELITY VIP II INDEX 500  PORTFOLIO  (3)            with current income.
GROWTH &
INCOME
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of companies  that  comprise the S&P
                               500 index.
------------------- -----------------------------------------------------------------------------------------
                    Scudder  Variable Life Investment  Fund -             Long-term  capital appreciation
                    SCUDDER VLIF GROWTH AND INCOME  PORTFOLIO  (9)        with current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Common  and  preferred   stock,   and  securities
                               convertible  into common stock, of companies that
                               offer  the   prospect  for  growth  while  paying
                               current dividends.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER FUND PORTFOLIO (8)                           Current income and capital
                                                                         appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Equity securities, primarily of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -                  Dividend income and long-term
                    T. ROWE PRICE EQUITY INCOME PORTFOLIO (11)           capital appreciation.
EQUITY
INCOME
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of  established  companies  that pay
                               dividends.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Fund -         Dividend income and  capital
                    FIDELITY VIP EQUITY INCOME PORTFOLIO (3)            appreciation surpassing
                                                                        the S&P 500 average.
------------------- ---------------------------------------------------- ------------------------------------
                               Securities of established  companies that produce
                               income and capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer  Variable  Contracts  Trust  -                Current  income  and long-term
                    PIONEER EQUITY-INCOME PORTFOLIO (8)                   capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                                Income producing equity securities of U.S. companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. ROWE PRICE PERSONAL STRATEGY BALANCED             Capital appreciation and income.
                    PORTFOLIO(11)
BALANCED
------------------- ---------------------------------------------------- ------------------------------------
                               Diversified  portfolio of stock,  bonds and money
                               market securities.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable Insurance Products Fund II -
                    FIDELITY VIP II ASSET  MANAGER  PORTFOLIO  (3, 4)    High total return.
------------------- ---------------------------------------------------- ------------------------------------
                               Diversified  portfolio  of  domestic  and foreign
                               stock,   bonds,   short-term   and  money  market
                               securities.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -
BOND -              MFS GLOBAL GOVERNMENTS SERIES PORTFOLIO (5)          Income and capital appreciation.
INTERNATIONAL
------------------- ---------------------------------------------------- ------------------------------------
                               Foreign and U.S. government bonds or other debt securities.
------------------- -----------------------------------------------------------------------------------------
                    Federated Insurance Series -
                    FEDERATED FUND FOR U.S. GOVT. SECURITIES II          Current income.
                    PORTFOLIO (2)

BOND -
DOMESTIC

------------------- -----------------------------------------------------------------------------------------
                               U.S. government securities.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price Fixed Income Series, Inc. -
                    T. ROWE PRICE LIMITED TERM BOND PORTFOLIO (11)       Current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Short- and  intermediate-term  investment  grade
                               debt securities.
------------------- -----------------------------------------------------------------------------------------
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW FIXED INCOME PORTFOLIO (7)                      Current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Diversified portfolio of fixed income securities.
------------------- ---------------------------------------------------- ------------------------------------
                    Federated Insurance Series -
MONEY MARKET        FEDERATED PRIME MONEY FUND II PORTFOLIO (2)          Current income.
------------------- -----------------------------------------------------------------------------------------
                               High quality fixed income securities  maturing in
                               13 months or less.
------------------- -----------------------------------------------------------------------------------------


(*) Asset Category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure any portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE SERIES FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY SUBACCOUNT.

                                We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government

INVESTMENT ADVISERS OF THE SERIES FUNDS:
    (1) Fred Alger Management, Inc.
    (2) Federated Investment Management Company.
    (3) Fidelity Management & Research Company.
    (4) Fidelity  Management & Research (U.K.) Inc., and Fidelity Management and
        Research   Far   East   Inc.,    regarding   research   and   investment
        recommendations  with  respect to  companies  based  outside  the United
        States.
    (5) Massachusetts Financial Services Company.
    (6) Morgan Stanley Dean Witter Investment Management Inc.
    (7) Miller Anderson & Sherrerd, LLP.
    (8) Pioneer Investment Management, Inc.
    (9) Scudder Kemper Investments, Inc.
    (10)Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
        Fleming Holdings Limited.
    (11)T. Rowe Price Associates, Inc.
    (12)Bankers Trust Company.

    The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

    The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.

    Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this Prospectus.

    We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

o   ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENTS

    We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and to substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change

    New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.

    If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o   FIXED RATE OPTION

                                All amounts allocated to the fixed rate options become part of the general account assets of Companion. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.


    There are three fixed rate options: a fixed account and two systematic transfer accounts. With the fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield at least 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 3% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, see the Policy.

o   SYSTEMATIC TRANSFER ACCOUNTS

                                We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate which is guaranteed to yield 3% per year (compounded annually).

    A systematic transfer account is the fixed rate option used if you elect (when you buy the Policy) to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to a systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer).
        Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either four or 12 months (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

o   FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNTS
    The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate option. We have sole discretion to invest the assets of our general account, subject to applicable law.

    We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

    We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:
(i) the amount of purchase payment allocated or Accumulation Value transferred to the fixed account or systematic transfer account, plus
(ii)    interest at a rate which is guaranteed to yield 3% per year, plus
(iii) excess interest (if any) credited to amounts in the fixed account or systematic transfer account, less
(iv) taxes allocable to the fixed account or systematic transfer account, and less
(v) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges) or transfers to the Variable Account.

o   TRANSFERS

    The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

    TRANSFER RULES:
o We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
o The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
o The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will not allow more than 24 transfers in a Policy Year.

o       A transfer from the fixed account:
        -       may be made only once each Policy Year;
        -       is free;
        -       may be delayed up to six months;
        -       does not count toward the 12 free transfer limit; and
        - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
o We reserve the right to limit transfers, or to modify transfer privileges and we reserve the right to change the transfer rules at any time.
o If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.
o Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
o If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

    THIRD-PARTY TRANSFERS. Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

o   DOLLAR COST AVERAGING

                                The dollar cost averaging and the STEP programs are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.


    Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

    DOLLAR COST AVERAGING RULES:
o   The dollar cost averaging program is free.
o We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
o   Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
o There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
o   Amount of each transfer must be at least $100, and must be $50 per
    Subaccount.
o If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
o   Dollar  cost  averaging   program   transfers  cannot  begin  before  the
    end  of  a  Policy's  "right  to examine"period.
o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or the fixed account is less than $500.

q    SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP PROGRAM")

                                You  cannot  transfer   amounts  from  the  STEP
                                program to the fixed account.


    The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any other Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or a 12-month period, depending upon which time period you elect. You cannot transfer amounts from a STEP account to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the fixed account.

        STEP PROGRAM RULES:
o       The STEP program is free.
o       Can only be selected on the initial application.
o Must have at least $5,000 in a systematic transfer account to begin the program.
o You may only participate in one systematic transfer account, but not in both.
o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
o       Transfers must be at least $50 per Subaccount.
o No new purchase payments may be allocated to this account after you purchase the Policy, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code
        Section 1035 exchange or an IRA rollover or transfer.
o Upon receipt of funds by Section 1035 exchange, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
o       Cannot begin before the end of the Policy's "right to examine" period.
o You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
o       No transfers may be made into the systematic transfer account.
o All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
o The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

o   ASSET ALLOCATION PROGRAM

                                The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

    The asset allocation program allows you to allocate purchase payments and policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

ASSET   ALLOCATION PROGRAM RULES:
o       The asset allocation program is free.
o You must request the asset allocation program in the Policy application or by Written Notice.
o Changed instructions, or a request to end this program, must also be by Written Notice.
o You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o       Asset allocation and STEP programs cannot run at the same time.
o The asset allocation program will automatically rebalance your Accumulation Value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your Accumulation Value will be rebalanced to the then-current version of the model in effect.
o The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

        The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

--------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION MODELS
                                          CURRENT ALLOCATIONS*
------------------------------------ ------------- ------------- ----------- -------------- ------------
             Portfolio                Principal     Portfolio    Income         Capital       Equity
                                      Conserver     Protector     Builder     Accumulator    Maximizer
                                     (conservative)(moderately   (moderate)   (moderately   (aggressive)
                                                   conservative)              aggressive)
                                          %             %            %             %             %
------------------------------------ ------------- ------------- ----------- -------------- ------------
MFS Emerging Growth Series                                                         3             5
Alger American Small Capitalization                                                5            10
Deutsche Small Cap Equity Index                         3            4             6             7
VIT Fund
Pioneer Real Estate Growth                                           4             5             6
T. Rowe Price International Stock                       6            7            12
Scudder VLIF International                                                                      15
Deutsche EAFE Equity Index VIT Fund       5             7            9             9            10
MFS High Income Series                    5             5            5
T. Rowe Price New America Growth                                     5             7             9
MFS Capital Opportunities Series          4             8            10           10             9
Fidelity VIP II Index 500                 5             10           10           11            12
Pioneer Equity Income                     7             10           10            8             6
Fidelity VIP Equity Income                                           5             9            11
MFS Global Governments Series             5             6            6
T. Rowe Price Limited Term Bond           43            32           20           15
MSDW Fixed Income                         6
Federated Prime Money Fund II             20            13           5
--------------------------------------------------------------------------------------------------------
     *    WE RETAIN  THE  RIGHT TO CHANGE  MODEL  ALLOCATIONS  OR TO  SUBSTITUTE
          PORTFOLIO OPTIONS THEREIN IN FUTURE PROSPECTUSES. AMOUNTS YOU ALLOCATE
          TO A MODEL  PORTFOLIO  WILL BE INVESTED  PURSUANT TO THE THEN  CURRENT
          PORTFOLIO ALLOCATIONS FOR THAT MODEL.
--------------------------------------------------------------------------------------------------------

    We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.


o   REBALANCING PROGRAM

                                The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

    The rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period (so never rebalances any assets to the systematic transfer account). You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

    REBALANCING PROGRAM RULES:
o    The rebalancing program is free.
o You must request the rebalancing program and give us your rebalancing instructions by Written Notice. Changed instructions, or a request to end this program must also be by Written Notice.
o You must have at least $10,000 of Policy Accumulation Value to begin the rebalancing program.
o    You may have rebalancing occur quarterly,  semiannually or  annually.
o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o If you elect the asset allocation program, your Accumulation Value in the Subaccounts will automatically be rebalanced to the model you select
     on  an  annual   basis,   unless  you  elect   semiannual  or  quarterly
     rebalancing.   Your  Accumulation   Value  will  be  rebalanced  to  the
     then-current version of the model in effect.
     The rebalancing program does not protect against a loss and may not achieve your investment goal.

----------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS

    The Ultrannuity Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

o    POLICY APPLICATION AND ISSUANCE

                                Replacing  an  existing  annuity  policy  is not
                                always   your   best   choice.    Evaluate   any
                                replacement carefully.



    To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 0 through
83. We reserve the right to reject any application or purchase payment for any reason.
    If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.
    You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

o APPLICATION IN GOOD ORDER. All questions must be answered, but particularly note these requirements:
- The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
- Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
-   Initial purchase payment must meet minimum purchase payment requirements.
-   Your signature and your agent's signature must be on the application.
-   Identify the type of plan, whether it is nonqualified or qualified.
-   City, state, and date application was signed must be completed.
-   Your agent must be both properly licensed and appointed with us.

o    PURCHASE PAYMENT REQUIREMENTS
    Your purchase payment checks should be made payable to "Companion Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our Electronic Fund Transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources.

    Initial Purchase Payment:
    ------------------------

-    The only purchase payment required.  All others are optional.
- Must be at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual
     payment  equivalents.   We  have  the  right  to  change  these  payment
     requirements.

    Additional Purchase Payments:
    ----------------------------

-   Must be at least $500; $100 if  payments  are made via our  Electronic  Fund
    Transfer   program.   We  have  the  right  to  change   these   payment
    requirements.
- Will not be accepted on or after the sooner of (i) the Policy anniversary following your 83rd birthday or (ii) your Annuity Starting Date.

o   ALLOCATING YOUR PURCHASE PAYMENTS
    You must allocate your purchase payments to one or more of the variable investment or the fixed rate options. Initial allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.
-       Allocations must be in whole percentages, and total 100%.
- The minimum allocation amount is $500 ($100 under the electronic fund transfer program).
- You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
- All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.
- We will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

o    ACCUMULATION VALUE

    On your Policy's date of issue, the Accumulation Value equals the initial purchase payment. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Variable Account and the fixed rate options. The
Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

o    VARIABLE ACCOUNT VALUE.
    The value in the Variable Account equals the sum of the Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:
         (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by (b) the current Accumulation Unit value.

     A net purchase payment or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the purchase payment or transfer by the Accumulation Unit value for the day during which the net purchase payment or transfer is allocated to the Variable Account. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

         (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
         (b) the cumulative unpaid charge for the mortality and expense risk charge and administrative expense charge; minus
         (c) any applicable charge for federal and state income taxes, if any; the result divided by
         (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.
Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

o   FIXED ACCOUNT VALUE.
    The  Accumulation Value of the fixed account on any Business Day equals:

        (a)     the Accumulation Value at the end of the preceding Policy month;
                plus
        (b) any net purchase payments credited since the end of the previous Policy month; plus
        (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Policy month; minus
        (d) any transfers from the fixed account to the Subaccounts since the end of the previous Policy month; minus
        (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Policy month; plus
        (f)     interest credited on the fixed account balance.

o   SYSTEMATIC TRANSFER ACCOUNT VALUE.
    The Accumulation Value of the systematic transfer account on any Business Day equals:
        (a)     the value at the Policy issue date; minus
        (b) any transfers from the systematic transfer account to the Subaccounts since the end of the previous Policy month; plus
        (c)     interest credited on the systematic transfer account balance.

                                       23

o   TELEPHONE TRANSACTIONS

    TELEPHONE TRANSACTIONS PERMITTED             TELEPHONE TRANSACTION RULES:
o   Transfers.                                   o   Only   you   may   elect.   Do  so  on  the   Policy
o   Partial  withdrawals  of $10,000 or less by      application or by prior Written Notice to us.
        you.                                     o   Must be  received  by close  of the New  York  Stock
o   Change of purchase payment allocations.          Exchange  ("NYSE") (usually 3 p.m. Central Time); if
                                                     later,  the  transaction  will be processed the next
                                                     day the NYSE is open.
                                                 o   Will be recorded for your protection.
                                                 o   For security,  you must provide your Social Security
                                                     number and/or other identification information.
                                                 o   May be  discontinued  at any  time as to some or all
                                                     Owners.
    We are not  liable  for  following  telephone  transaction  instructions  we reasonably believe to be genuine.

o   DEATH OF ANNUITANT

    Upon the Annuitant's death, you may name a new Annuitant. If any Owner is the Annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new owner of the Policy and to name an Annuitant and different Beneficiaries.

o   DELAY OF PAYMENTS

    We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.
    We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months from the date we receive your Written Notice.

o   MINOR OWNER OR BENEFICIARY

    A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

o   POLICY TERMINATION

    We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy.

-----------------------------------------------------------
EXPENSES

    The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

o   WITHDRAWAL CHARGE

   -----------------------------------------------------------------------------
   Years Since Receipt of Purchase    1    2    3     4    5     6    7    8+
   Payment
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Applicable Withdrawal Charge      7%    6%   5%   4%    3%   2%    1%   0%
   Percentage
   -----------------------------------------------------------------------------

We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.

    We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account or the systematic transfer account on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

o   FREE PARTIAL WITHDRAWALS

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year.
Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options). No withdrawal charge is deducted upon death benefit payments or, under tax-qualified plans, any refund of contributions paid in excess of your deductible amounts.

o   WITHDRAWAL CHARGE WAIVERS

     We will waive the withdrawal charge upon partial withdrawals and surrenders where you are permanently totally disabled. Totally disabled means you are unable to work at any job for renumeration or profit for which you have been trained and the disability has continued for at least six months. We may require proof of such disability. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.
     The disability waiver is not available if any Owner is age 65 or older on the date of withdrawal.

o   MORTALITY AND EXPENSE RISK CHARGE

    We impose a DAILY CHARGE to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% (.0027535% daily) of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.
    Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.
    Our EXPENSE RISK is that our costs to administer your Policy will exceed the amount we collect through Administrative Charges.
    If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

o   ADMINISTRATIVE CHARGES

Policy Fee          $30 annually
------------------- ------------------------------------
                    0.20% annual rate (0.0005485%
Administrative      daily), deducted daily from the
Expense Charge      net assets of each Subaccount


    These charges help cover our cost to administer your Policy and will not increase.

    We deduct the Policy Fee from your Policy's Accumulation Value on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

o   TRANSFER FEE

                                $10  per  Subaccount   transfer  after  12  free
                                transfers each Policy Year.


    The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer account are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, STEP program, asset allocation and rebalancing program transfers do not count toward the 12 free transfers.

o   TAXES

                                Currently, NONE.


    No charges are currently made for taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

o   OTHER EXPENSES;
    INVESTMENT ADVISORY FEES

                                See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.


    Each Series Fund portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

    There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

o   WITHDRAWALS

                                Withdrawals  may be  subject  to:
                                    - Income Tax
                                    - Penalty Tax
                                    - Withdrawal Charge


    You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

    "FREE" PARTIAL WITHDRAWALS

    Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining that 15% amount.

    SYSTEMATIC WITHDRAWAL PLAN

    The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to surrender charges; you may wish to consult a tax advisor before requesting this plan.

    WITHDRAWAL RULES

o Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
o Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
o Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
o No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
o Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
o Because a withdrawal charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
o Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax.

ANNUITY PAYMENTS

            Annuity payments:
            -       may be fixed or variable;
            - may be subject to a withdrawal charge if made within 2 years of the last purchase payment.
            -       may be taxable, and if premature, subject to a tax penalty.


    A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

    Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge does apply to Accumulation Value placed under other annuity payout options.

    Annuity payment payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

    FIXED ANNUITY PAYMENTS. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "A" mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.
         Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

VARIABLE ANNUITY PAYMENTS. Variable annuity payments, other than the first, vary
in  amount   depending  upon  the  investment   performance  of  the  applicable
Subaccounts.

                                "Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee and income taxes and penalty tax.


    The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983 Table "A" mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

    Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

    Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

o   ANNUITY STARTING DATE

    You select the Annuity Starting Date on the Policy application. The Annuity Starting Date is the date that annuity payments begin. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Annuitant's 90th birthday. Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

o   TRANSFERS AFTER THE ANNUITY STARTING DATE
    After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

                                Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.


o   SELECTING AN ANNUITY PAYOUT OPTION

                                The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.


    You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the fixed account to provide fixed annuity payments, and annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.
    If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictate otherwise).

o   ANNUITY PAYOUT OPTIONS
    If the continuation of variable payments being made under option 2 or 6 does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under option 2 or 6 depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.
    When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.
    NOTE: UNLESS YOU ELECT A PAYOUT OPTION WITH A GUARANTEED PERIOD OR OPTION 1, IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY PAYOUT OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.
    Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

    The following annuity payout options are currently available:

1) PROCEEDS HELD ON DEPOSIT AT INTEREST. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) INCOME OF A SPECIFIED AMOUNT. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) INCOME FOR A SPECIFIED PERIOD. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

4) LIFETIME INCOME. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983 Table "A" mortality table) or, if more favorable to the Annuitant, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.
        GUARANTEES AVAILABLE FOR THE LIFETIME INCOME OPTION. Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives. Guaranteed Amount
        - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)      LUMP-SUM. Proceeds are paid in one sum.

6) ALTERNATIVE SCHEDULES. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

o   DEATH BENEFITS

    We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

    If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

                    A death benefit is payable upon:
- purchase payment check or draft being honored (i.e., your Policy is in force);
-       receipt of Due Proof of Death of the first Owner to die;
-       election of an annuity payout option (or lump-sum payment) ; and
-       proof that such Owner died before annuity payments begin.

        "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.


     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     STANDARD DEATH BENEFIT

    If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the largest of:
(1) your Policy's Accumulation Value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death and an annuity payout option election; or
(2)     the sum of net purchase payments, less partial withdrawals.

    If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

o   BENEFICIARY
     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

o   IRS REQUIRED DISTRIBUTION
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

-------------------------------------------------------
FEDERAL TAX MATTERS

        The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

        When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

o   TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural persons.

o WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
-       made on or after the taxpayer reaches age 59 1/2;
-       made on or after an Owner's death;
-       attributable to the taxpayer's becoming disabled; or
- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

o ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

o TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o MULTIPLE POLICIES. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

o FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy." o

o   TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Policy comports with IRA qualification requirements.

o ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o TAX-SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

o OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

o   POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

-----------------------------------------------------------
MISCELLANEOUS

o   DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a distributor may be up to 7 1/2% of purchase payments. We may also pay other distribution expenses such as production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

o   VOTING RIGHTS

    As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.
     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

o   DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.


o   LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.


DO YOU HAVE QUESTIONS?

        If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: COMPANION LIFE, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Telephone 1-800-494-0067.

---------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

                                    CONTENTS                 PAGE(S)
                      -------------------------------------- --------
                      The Policy - General Provisions           2
                          Owner and Joint Owner
                          Entire Contract
                          Deferment of Payment and
                          Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- --------
                      Federal Tax Matters                       3
                          Tax Status of the Policy
                          Taxation of Companion Life
                      -------------------------------------- --------
                      State Regulation of Companion             4
                      Administration
                      Records and Reports
                      Distribution of the Policies
                      Custody of Assets
                      -------------------------------------- --------
                      Historical Performance Data             4-11
                          Money Market Yields
                          Other Subaccount Yields
                          Average Annual Total Returns
                          Other Performance Information
                      -------------------------------------- --------
                      Other Information                        11
                      -------------------------------------- --------
                      Financial Statements                     11
                      -------------------------------------- --------

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY

                Issued through: COMPANION LIFE SEPARATE ACCOUNT C

          Offered by: COMPANION LIFE INSURANCE COMPANY ("we, us, our")

                401 Theodore Fremd Ave., Rye, New York 10590-1493
            Service Office: P.O.Box 3664, Omaha, Nebraska 68108-0664


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2000 by calling 1-800-494-0067 or by writing to us at: Companion Life, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.

                     This   Statement  of  Additional   Information   is  not  a
   prospectus. You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated:  May 1, 2000

                                    CONTENTS                 PAGE(S)
                      -------------------------------------- ---------
                      The Policy - General Provisions           2
                          Owner and Joint Owner
                          Entire Contract
                          Deferment of Payment and
                            Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- ---------
                      Federal Tax Matters                       3
                          Tax Status of the Policy
                          Taxation of Companion Life
                      -------------------------------------- ---------
                      State Regulation of Companion             4
                      Administration
                      Records and Reports
                      Distribution of the Policies
                      Custody of Assets
                      -------------------------------------- ---------
                      Historical Performance Data              5-11
                          Money Market Yields
                          Other Subaccount Yields
                          Average Annual Total Returns
                          Other Performance Information
                       -------------------------------------- ---------
                      Other Information                         11
                       -------------------------------------- ---------
                      Financial Statements                      11

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
OWNER AND JOINT OWNER
     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT
     The entire contract is the Policy, as well as the data page, any riders and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.
     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.
     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS
     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:
     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
     (b)  trading on the New York Stock Exchange is restricted;
     (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
     (d) the Securities Exchange Commission permits delay for the protection of security holders.
     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.
     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

INCONTESTABILITY
     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

MISSTATEMENT OF AGE OR SEX
     We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and the monthly annuity payments will be determined using the correct age and sex.
     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

NONPARTICIPATING
     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT
     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.
     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL
     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF COMPANION LIFE

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF COMPANION LIFE

     We are subject to New York law and to regulation by the New York Department of Insurance. We file an annual statement with the New York Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION

     Effective on or about March 3, 1997, we began to perform all administration for your Policy. Before then, we had an administrative services agreement with The Continuum Company, Inc. (a/k/a Vantage Computer Systems), ("Vantage"), P.O. Box 419472, Kansas City, Missouri 64141-6472. The services provided by Vantage included issuance and redemption of the Policies, maintenance of records concerning the Policies, and certain valuation services. We have not paid any fees to Vantage since 1997. For the fiscal year ended December 31, 1997, Companion Life paid $11,132 total compensation to Vantage, and in the fiscal year ended December 31, 1996 the amount was $64,445.

                               RECORDS AND REPORTS

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES

     The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.
        Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of purchase payments. For the fiscal year ended December 31, 1999, we paid $207,081 in total compensation to MOIS; of this amount MOIS retained $179,092 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 1998, these amounts were $1,237,130 and $415,824 respectively. In 1997, these amounts were $317,260 and $165,800 respectively.

                                CUSTODY OF ASSETS

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA

     From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.
     The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELDS AND TOTAL RETURNS FOR ANY GIVEN PAST PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.
     Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. The yield figures will not reflect the withdrawal charge.

MONEY MARKET YIELDS
     From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Price Money Fund II portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market portfolio or on its portfolio securities. As of 12/31/99, this current annualized yield is 3.81%.
     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.
     Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.
     The Securities and Exchange Commission also permits us to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
     The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yields figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy.

OTHER SUBACCOUNT YIELDS
     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.
     The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include:
(a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:

            Yield = [2  {A-B + 1}  6 - 1]
                        [   cd        ]
            Where:
            a =--  net  income  of  the  portfolio  for  the  30-day  or
                   one-month   period   attributable   to  the   Subaccount's
                   Accumulation Units.
            b =-- expenses of the Subaccount for the 30-day or one-month period. c =-- the average number of Accumulation Units outstanding.
            d =-- the  Accumulation  Unit  value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.
     Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 7% of the purchase payments surrendered or withdrawn).

AVERAGE ANNUAL TOTAL RETURNS
     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.
     When  a  Subaccount  has  been  in  operation  for  1,  5,  and  10  years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.
     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. The total return will then be calculated according to the following formula:

                                P(1+TR) n = ERV
        Where:
            P = --   a hypothetical initial purchase payment of $1,000.
           TR = --   the average annual total return.
          ERV = --   the ending  redeemable  value (net of any  applicable
                     withdrawal charge) of the hypothetical  account at the end of the period.
            n = --   the number of years in the period.

PERFORMANCE DATA. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.
      The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.
     Such average annual total return information for the Subaccounts of Policies is as follows:

=============================================== =========== ===========
                  SUBACCOUNT                      1 Year    From
    AVERAGE ANNUAL TOTAL RETURN (REFLECTS         Ended     Inception
             WITHDRAWAL CHARGES)                 12/31/99   To
        Subaccount (date of inception)              %        12/31/99
                                                                %
----------------------------------------------- ----------- -----------
Alger American Growth  (12/13/96)                 24.20%      31.32%
Alger American Small Capitalization (12/13/96)    33.19       19.02
Federated Prime Money Fund II (12/13/96)          -2.89        1.95
Federated Fund for U.S. Govt.
 Securities II (12/13/96)                         -7.72        2.25
Fidelity VIP II Asset Manager  (12/13/96)          7.01       15.74
Fidelity VIP II Contrafund  (12/13/96)            15.38       22.30
Fidelity VIP Equity Income (12/13/96)             -1.28       11.69
Fidelity VIP II Index 500 (5/1/98)                11.90       15.65
MFS Emerging Growth Series (12/13/96)             64.14       37.90
MFS High Income Series (12/13/96)                 -1.18        3.54
MFS Research Series (12/13/96)                    15.19       18.92
MFS Capital Opportunities Series (5/1/98)         36.92       26.66
MFS Global Governments Series (12/13/96)          -9.49       -1.40
MSDW Emerging Markets Equity (5/1/99)              N/A        26.90
MSDW Fixed Income (5/1/99)                         N/A        -2.48
Pioneer Midcap Value (5/1/98)                      4.96       -5.33
Pioneer Real Estate Growth (5/1/98)               -11.05      -15.57
Scudder VLIF Global Discovery (5/1/98)            53.84       30.35
Scudder VLIF Growth & Income (5/1/98)             -1.81       -2.65
Scudder VLIF International (12/13/96)             43.50       22.14
T. Rowe Price Personal Strategy
  Balanced  (12/13/96)                             0.65       10.27
T. Rowe Price Equity Income (12/13/96)            -3.71       10.19
T. Rowe Price International  (12/13/96)           23.80       13.39
T. Rowe Price Limited Term Bond (12/13/96)        -6.39        2.04
T. Rowe Price New America Growth (12/13/96)        4.68       13.99
=============================================== =========== ===========

NON-STANDARDIZED PERFORMANCE DATA. In addition to the version described above, total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

=============================================== =========== ===========
         SUBACCOUNT NON-STANDARDIZED              1 Year       From
         AVERAGE ANNUAL TOTAL RETURN              Ended     Inception
    (DOES NOT REFLECT WITHDRAWAL CHARGES)        12/31/99   to
        Subaccount (date of inception)              %        12/31/99
                                                                %
----------------------------------------------- ----------- -----------
Alger American Growth  (12/13/96)                 32.05       33.20
Alger American Small Capitalization (12/13/96)    41.62       20.73
Federated Prime Money Fund II (12/13/96)           3.26        3.42
Federated Fund for U.S. Govt.
 Securities II (12/13/96)                         -1.88        3.72
Fidelity VIP II Asset Manager  (12/13/96)         13.78       17.40
Fidelity VIP II Contrafund  (12/13/96)            22.68       24.05
Fidelity VIP Equity Income (12/13/96)              4.96       13.29
Fidelity VIP II Index 500 (5/1/98)                18.98       19.34
MFS Emerging Growth Series (12/13/96)             74.53       39.87
MFS High Income Series (12/13/96)                  5.08        5.03
MFS Research Series (12/13/96)                    22.47       20.62
MFS Capital Opportunities Series (5/1/98)         45.58       30.70
MFS Global Governments Series (12/13/96)          -3.76        0.01
MSDW Emerging Markets Equity (5/1/99)              N/A        26.49
MSDW Fixed Income (5/1/99)                         N/A        -2.80
Pioneer Midcap Value (5/1/98)                     11.60       -2.31
Pioneer Real Estate Growth (5/1/98)               -5.42       -12.88
Scudder VLIF Global Discovery (5/1/98)            63.57       34.50
Scudder VLIF Growth & Income (5/1/98)              4.40        0.46
Scudder VLIF International (12/13/96)             52.58       23.89
T. Rowe Price Personal Strategy                    7.02       11.85
   Balanced (12/13/96)
T. Rowe Price Equity Income (12/13/96)             2.38       11.77
T. Rowe Price International (12/13/96)            31.64       15.02
T. Rowe Price Limited Term Bond (12/13/96)        -0.47        3.50
T. Rowe Price New America Growth (12/13/96)       11.31       15.63
=============================================== =========== ===========

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

THE FIGURES ABOVE ARE AN INDICATION OF PAST, BUT NOT FUTURE, PERFORMANCE OF THE APPLICABLE SUBACCOUNTS AVAILABLE UNDER THE POLICY.

     ADJUSTED HISTORICAL PERFORMANCE DATA. We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:

================================================= ========= ========= ============ ============
                   SUBACCOUNT                      1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/99  12/31/99   12/31/99    to 12/31/99
         (REFLECTS WITHDRAWAL CHARGES)               %         %           %            %
 Subaccount (date of inception of corresponding
                   Portfolio)

------------------------------------------------- --------- --------- ------------ ------------
Alger American Growth (1/9/89)                       24.20%    28.62%       21.33%       21.49%
Alger American Small Capitalization (9/21/88)        33.19%    20.46%       16.71%       19.32%
Deutsche VIT EAFE Equity Index (3/20/98)             18.49%     -           -            13.40%
Deutsche VIT Small Cap Equity Index (3/20/98)        11.57%     -           -             5.97%
Federated Prime Money Fund II (11/21/94)             -2.89%     2.99%       -             3.16%
Federated Fund for U.S. Govt.
  Securities II (3/28/94)                            -7.72%     3.76%       -             3.69%
Fidelity VIP II Asset Manager (1/3/95)                7.01%    18.00%       -            18.03%
Fidelity VIP II Contrafund (1/3/95)                  15.38%    25.43%       -            25.48%
Fidelity VIP Equity Income (10/9/86)                 -1.28%    16.49%       13.03%       12.33%
Fidelity VIP II Index 500 (8/27/92)                  11.90%    25.89%       -            19.53%
MFS Emerging Growth Series (7/24/95)                 64.14%     -           -            33.91%
MFS High Income Series (7/26/95)                     -1.18%     -           -             6.21%
MFS Research Series (7/26/95)                        15.19%     -           -            20.57%
MFS Capital Opportunities Series (8/14/96)           36.92%     -           -            28.63%
MFS Global Governments Series (6/14/95)              -9.49%     2.48%       -             2.40%
MSDW Emerging Markets Equity (10/1/96)               80.87%     -           -             9.52%
MSDW Fixed Income (1/2/97)                           -8.69%     -           -             2.43%
Pioneer Midcap Value (3/1/95)                         4.96%     -           -            11.20%
Pioneer Equity-Income (2/26/99)                         N/A       N/A          N/A          N/A
Pioneer Growth Shares (10/9/99)                         N/A       N/A          N/A          N/A
Pioneer Fund (5/3/99)                                   N/A       N/A          N/A          N/A
Pioneer Real Estate Growth (3/1/95)                 -11.05%     -           -             6.72%
Scudder VLIF Global Discovery (5/2/97)               53.84%     -           -            31.49%
Scudder VLIF Growth & Income (5/1/97)                -1.81%     -           -             9.69%
Scudder VLIF International (5/1/87)                  43.50%    18.41%       11.80%       12.07%
T. Rowe Price Personal Strategy
  Balanced (12/31/94)                                 0.65%    14.45%       -            14.45%
T. Rowe Price Equity Income (3/31/94)                -3.71%    16.53%       -            15.58%
T. Rowe Price International  (3/31/94)               23.80%    13.16%       -            11.67%
T. Rowe Price Limited-Term Bond (5/13/94)            -6.39%     3.65%       -             3.71%
T. Rowe Price New America Growth (3/31/94)            4.68%    21.83%       -            18.91%

================================================= ========= ========= ============ ============


Such non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

================================================= ========= ========= ============ ============
          SUBACCOUNT NON-STANDARDIZED              1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/99  12/31/99   12/31/99    to 12/31/99
      (DOES NOT REFLECT SURRENDER CHARGES)           %         %           %            %
 Subaccount (date of inception of corresponding
                   Portfolio)

------------------------------------------------- --------- --------- ------------ ------------
Alger American Growth  (1/9/89)                     32.05%    29.28%       21.33%       21.49%
Alger American Small Capitalization  (9/21/88)      41.62%    21.08%       16.71%       19.32%
Deutsche VIT EAFE Equity Index (3/20/98)            25.98%     -           -            15.50%
Deutsche VIT Small Cap Equity Index (3/20/98)       18.63%     -           -             7.93%
Federated Prime Money Fund II (11/21/94)             3.26%     3.52%       -             3.51%
Federated Fund for U.S. Govt.
  Securities II (3/28/94)                           -1.88%     4.30%       -             3.99%
Fidelity VIP II Asset Manager  (1/3/95)             13.78%    18.61%       -            18.64%
Fidelity VIP II Contrafund  (1/3/95)                22.68%    26.08%       -            26.13%
Fidelity VIP Equity Income (10/9/86)                 4.96%    17.10%       13.03%       12.33%
Fidelity VIP II Index 500 (8/27/92)                 18.98%    26.54%       -            19.53%
MFS Emerging Growth Series (7/24/95)                74.53%     -           -            34.69%
MFS High Income Series (7/26/95)                     5.08%     -           -             6.83%
MFS Research Series (7/26/95)                       22.47%     -           -            21.27%
MFS Capital Opportunities Series (8/14/96)          45.58%     -           -            29.96%
MFS Global Governments Series (6/14/95)             -3.76%     3.01%       -             2.72%
MSDW Emerging Markets Equity (10/1/96)              92.31%     -           -            10.69%
MSDW Fixed Income (1/2/97)                          -2.92%     -           -             3.93%
Pioneer Midcap Value (3/1/95)                       11.60%     -           -            11.79%
Pioneer Equity-Income (2/26/99)                        N/A       N/A          N/A          N/A
Pioneer Growth Shares (10/9/99)                        N/A       N/A          N/A          N/A
Pioneer Fund (5/3/99)                                  N/A       N/A          N/A          N/A
Pioneer Real Estate Growth (3/1/95)                 -5.42%     -           -             7.29%
Scudder VLIF Global Discovery (5/2/97)              63.57%     -           -            33.65%
Scudder VLIF Growth & Income (5/1/97)                4.40%     -           -            11.49%
Scudder VLIF International (5/1/87)                 52.58%    19.02%       11.80%       12.07%
T. Rowe Price Personal Strategy Balance (12/31/94)   7.02%    15.05%       -            15.04%
T. Rowe Price Equity Income (3/31/94)                2.38%    17.14%       -            15.92%
T. Rowe Price International (3/31/94)               31.64%    13.75%       -            12.00%
T. Rowe Price Limited-Term Bond (5/13/94)           -0.47%     4.19%       -             4.03%
T. Rowe Price New America Growth (3/31/94)          11.31%    22.46%       -            19.26%

 ================================================= ========= ========= ============ ============



THE FIGURES ABOVE ARE NOT AN INDICATION OF PRESENT, PAST, OR FUTURE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS OR OF THE ACTUAL PORTFOLIOS AVAILABLE UNDER THE POLICY.

        We may  disclose  cumulative  total  returns  in  conjunction  with  the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:

                               CTR = (ERV/P) - 1
        Where:
            CTR = -- The  Cumulative  Total Return net of  Subaccount  recurring charges for the period.
            ERV = -- The ending redeemable value of the  hypothetical investment at the end of the period.
              P = -- A hypothetical initial purchase payment of $1,000.


OTHER PERFORMANCE INFORMATION
     The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.


Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times

Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune
Inc.
Institutional Investor
Insurance Forum
Insurance Sales

Insurance Week
Journal of Accountancy
Journal of the American Society
      of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money


                                OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: HTTP://WWW.SEC.GOV. You may also review and copy our SEC registration of the Policy at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

                              FINANCIAL STATEMENTS

     This Statement of Additional Information contains financial statements for the Variable Account as of December 31, 1999 and for the years ended December 31, 1999 and 1998 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein.
     The Financial Statements of Companion Life Insurance Company as of December 31, 1999 and 1998, and for the years ended December 31, 1997, 1998 and 1999 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein. The financial statements of Companion Life Insurance Company should be considered only as bearing on the ability of Companion to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

COMPANION LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF
UNITED OF OMAHA LIFE INSURANCE COMPANY)


STATUTORY BASIS FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
DECEMBER 31, 1999, 1998 AND 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Companion Life Insurance Company
Rye, New York


We have audited the accompanying statutory basis statements of admitted assets, liabilities, and surplus of Companion Life Insurance Company (the "Company") (a wholly-owned subsidiary of United of Omaha Life Insurance Company) as of December 31, 1999 and 1998, and the related statutory basis statements of income, changes in surplus, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effects on such financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are described in Note 12.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Companion Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, on the basis of accounting described in
Note 1 to the financial statements.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. Schedule 1 - Selected Financial Data is presented to comply with the National Association of Insurance Commissioners Annual Statement Instructions and is not a required part of the basic financial statements. This schedule is the responsibility of the Company's management. This schedule has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.


/s/ DELOITTE & TOUCHE LLP
Omaha, Nebraska
February 11, 2000

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------


ADMITTED ASSETS                                         1999          1998

Cash and invested assets:
  Bonds                                             $ 459,013,552  $435,631,637
  Mortgage loans                                        9,074,049     6,827,862
  Policy loans                                         10,134,626    10,521,818
  Cash and short-term investments                       9,282,717    12,499,909
  Other invested assets                                         0       214,292
  Receivable for securities                               232,468             0
                                                         --------   -----------
           Total cash and invested assets             487,737,412   465,695,518

Premiums deferred and uncollected                       2,600,674     5,101,969
Investment income due and accrued                       5,199,488     4,799,859
Other assets                                            3,481,994       497,050
Separate account assets                                35,096,873    26,252,806
                                                      -----------   -----------

           Total admitted assets                    $ 534,116,441 $ 502,347,202
                                                    ============= =============

LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts      $ 352,121,619 $ 345,518,702
  Policy and contract claims                            5,048,125     4,152,097
  Other reserves                                          394,089       425,946
                                                         --------      --------
           Total policy reserves                      357,563,833   350,096,745

Interest maintenance reserve                              442,266       563,032
Asset valuation reserve                                 3,402,760     2,967,253
General expenses and taxes due or accrued               1,283,289     1,103,741
Funds held under reinsurance treaties                  69,445,931    51,303,292
Reinsurance in unauthorized companies                      41,163        34,604
Amounts due reinsurers                                     19,785         5,821
Federal income taxes due or accrued                       619,859     1,965,047
Other liabilities                                       2,908,021     6,934,207
Separate account liabilities                           35,051,683    26,214,408
                                                      -----------   -----------
           Total liabilities                          470,778,590   441,188,150
                                                     ------------  ------------

SURPLUS

Capital stock, $400 par value, 5,000
  shares authorized and outstanding                     2,000,000     2,000,000
Gross paid-in and contributed surplus                  45,650,000    45,650,000
Special surplus and contingency reserve                   500,089       474,502
Unassigned surplus                                     15,187,762    13,034,550
                                                      -----------    ----------
           Total surplus                               63,337,851    61,159,052
                                                      -----------    ----------

           Total liabilities and surplus            $ 534,116,441 $ 502,347,202
                                                    ============= =============


The accompanying notes are an integral part of these statutory basis financial statements.


COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
---------------------------------------------------------------------------------------------------


                                                        1999            1998            1997
Income:
  Net premiums and annuity considerations              $38,288,441     $40,257,141     $45,556,708
  Other considerations and fund deposits                 5,668,080      14,493,777       8,684,292
  Net investment income                                 34,166,037      32,813,466      31,122,199
  Other income                                           3,276,552       1,859,531       2,768,489
                                                        ----------      ----------      ----------

           Total income                                 81,399,110      89,423,915      88,131,688
                                                       -----------     -----------     ----------

Benefits and expenses:
  Policyholder and beneficiary benefits                 44,486,605      51,057,581      42,230,053
  Increase (decrease) in reserves for policyholder
    and beneficiary benefits                             6,602,917      (6,022,852)     13,755,209
  Commissions                                            5,113,960       4,817,705       5,608,866
  Operating expenses                                    15,033,174      15,681,296      14,693,625
  Net transfers to separate account                      4,247,836      12,653,190       7,143,343
                                                        ----------     -----------      ----------

           Total benefits and expenses                  75,484,492      78,186,920      83,431,096
                                                       -----------     -----------     -----------

           Net gain from operations before federal
             income taxes and net realized
               capital losses                            5,914,618      11,236,995       4,700,592

Federal income taxes                                     3,031,567       4,929,330       2,424,710
                                                        ----------      ----------      ----------

           Net gain from operations before net
             realized capital losses                     2,883,051       6,307,665       2,275,882

Net realized capital gains (losses)                              0               0        (336,684)
                                                         ---------       ---------       ---------

           Net income                                  $ 2,883,051     $ 6,307,665     $ 1,939,198
                                                      ============    ============     ===========


The accompanying notes are an integral part of these statutory basis financial statements.


COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
---------------------------------------------------------------------------------------------------


                                                        1999            1998            1997

Capital stock:
  Balance at beginning and end of year                $  2,000,000     $ 2,000,000     $ 2,000,000
                                                      ------------    ------------    -----------

Gross paid-in and contributed surplus:
  Balance at beginning and end of year                  45,650,000      45,650,000      45,650,000

Special surplus and contingency reserve:
  Balance at beginning of year                             474,502         428,417         400,297
  Increase in group contingency life reserve                25,587          46,085          28,120
                                                           -------         -------         -------

           Balance at end of year                          500,089         474,502         428,417
                                                          --------        --------        --------

Unassigned surplus:
  Balance at beginning of year                          13,034,550       7,057,287       3,674,850
  Net income                                             2,883,051       6,307,665       1,939,198
  Change in separate account surplus                             0               0          22,283
  Increase (decrease) in net unrealized capital
    gains and losses                                      (192,674)              0         599,129
  (Increase) decrease in:
    Non-admitted assets                                    (69,512)         83,597         271,491
    Liability for reinsurance in unauthorized companies     (6,559)           (243)           (233)
    Asset valuation reserve                               (435,507)       (367,671)        578,689
    Contingency reserve                                    (25,587)        (46,085)        (28,120)
                                                          ---------       ---------       --------

  Balance at end of year                                15,187,762      13,034,550       7,057,287
                                                       -----------     -----------      ----------

           Total surplus                               $63,337,851     $61,159,052     $55,135,704
                                                      ============    ============    ============


The accompanying notes are an integral part of these statutory basis financial statements.


COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
---------------------------------------------------------------------------------------------------

                                                       1999            1998             1997

Cash from operations:
  Premiums, annuity considerations and
    fund deposits                                    $ 47,008,353    $ 54,346,857     $ 53,672,663
  Net investment income                                33,184,111      31,767,402       30,446,317
  Other income                                          2,536,480       1,824,882        2,715,619
  Benefits                                            (43,600,244)    (49,517,053)     (44,468,851)
  Commissions and general expenses                    (16,905,217)    (17,533,477)     (19,297,511)
  Federal income taxes                                 (4,328,976)     (3,472,953)      (2,395,000)
  Other operating expenses                             (8,059,925)    (15,808,890)      (8,693,487)
                                                       -----------    ------------     -----------
           Net cash from operations                     9,834,582       1,606,768       11,979,750
                                                       ----------      -----------      -----------

Cash from investments:
  Proceeds from investments sold, redeemed
    or matured:
      Bonds                                            82,666,925      67,223,733       41,740,375
      Mortgage loans                                      267,583       4,681,032        6,500,559
      Other invested assets                               230,957               0                0
  Taxes on capital gains                                  (86,212)              0         (193,958)
  Cost of investments acquired:
    Bonds                                            (105,754,712)    (86,578,763)     (86,319,745)
    Mortgage loans                                     (2,515,000)     (1,486,237)               0
    Other invested assets                                 (16,666)        (88,543)         (64,552)
  Net decrease in policy loans                            387,192         206,951          858,076
                                                         --------        --------         --------
           Net cash from investments                  (24,819,933)    (16,041,827)     (37,479,245)
                                                      -------------   -------------    ------------

Cash from financing and other sources:
  Other cash provided                                  19,955,419      20,487,467       29,732,631
  Other cash used                                      (8,187,260)     (1,021,255)        (426,840)
                                                       ------------    ------------       ---------
           Net cash from financing and other sources   11,768,159      19,466,212       29,305,791
                                                      -----------     -----------      ------------

Net change in cash and short-term investments          (3,217,192)      5,031,153        3,806,296

Cash and short-term investments:
  Beginning of year                                    12,499,909       7,468,756        3,662,460
                                                      -----------      ----------       ---------

  End of year                                         $ 9,282,717    $ 12,499,909      $ 7,468,756
                                                     ============   =============     ============


The accompanying notes are an integral part of these statutory basis financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS - Companion Life Insurance Company (the "Company"), domiciled in the State of New York, is a wholly-owned subsidiary of United of Omaha Life Insurance Company ("United of Omaha"), which is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company, domiciled in the State of Nebraska. The Company has insurance licenses to operate in three states, New York, New Jersey and Connecticut. Individual annuity and life insurance products are sold primarily through a network of Mutual of Omaha career agents, direct mail, stockbrokers, financial planners and banks.

BASIS OF PRESENTATION - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) comprehensive income and its components are not presented in the financial statements; and (h) changes in certain assets designated as "non-admitted" assets have been charged or credited to unassigned surplus.

USE OF ESTIMATES - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

INVESTMENTS - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" are excluded from the statutory basis statements of admitted assets, liabilities and surplus.

ASSET VALUATION AND INTEREST MAINTENANCE RESERVES - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

POLICY RESERVES - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") basis or the Net Level Premium Method with assumed interest rates (2.5% to 6.0%) and mortality (1941, 1958 and 1980 CSO tables) as prescribed by regulatory authorities. Annuity reserves are based primarily upon the 1937 Standardized Annuity Table with interest rates ranging from 2.5% to 3.5%, the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.0% to 7.5%, or the 1983a Individual Annuity Mortality Table with interest rates ranging from 5.25% to 9.25%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

SPECIAL SURPLUS AND CONTINGENCY RESERVE - The Company is required by the State of New York to maintain a group contingency life reserve. This reserve is equal to an annual accumulation of 2% of the net group life premiums less dividends thereon, up to a maximum accumulation of one-half of the net aggregate group life premiums received. This reserve is held as a portion of total surplus on the statutory basis statements of admitted assets, liabilities and surplus.

PREMIUMS AND RELATED COMMISSIONS - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

FEDERAL INCOME TAXES - The Company files a consolidated federal income tax return with Mutual of Omaha and other eligible subsidiaries. The method of allocating taxes among the companies is prescribed by written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating losses and tax credits on a separate return basis.

The  provision  for federal  income  taxes is based on income which is currently
taxable.   Deferred   federal  income  taxes  are  not  provided  for  temporary differences between income tax and statutory reporting.

NON-ADMITTED ASSETS - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory basis statements of admitted assets, liabilities and surplus. The net change in such assets is charged or credited to unassigned surplus.

FAIR VALUES OF FINANCIAL INSTRUMENTS - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        CASH, SHORT-TERM INVESTMENTS AND OTHER INVESTED ASSETS - The carrying amounts for these instruments approximate their fair values.

        BONDS - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

        MORTGAGE LOANS - The fair values for mortgage loans are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

        POLICY LOANS - The Company does not believe an estimate of the fair value of policy loans can be made without incurring excessive cost. Policy loans have no stated maturities and are usually repaid by reductions to benefits and surrenders. Because of the numerous assumptions which would have to be made to estimate fair value, the Company believes that such information would not be meaningful.

SEPARATE ACCOUNT - The assets of the separate account shown in the statutory basis statements of admitted assets, are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of certificate holders under individual annuity contracts. Deposits received from, and benefits paid to, separate account certificate holders are reflected in the statutory basis statements of income, but are offset by transfers to or from the separate account. Net investment income and realized and unrealized capital gains and losses on the separate account are not reflected in the statutory basis statements of income. Mortality, policy administration and surrender charges are included in transfers from the separate account.

2.   INVESTMENTS

The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                                        Cost or       Gross         Gross
                                        Amortized    Unrealized   Unrealized     Estimated
                                          Cost         Gains        Losses      Fair Value
At December 31, 1999:
  U.S. Government                         $ 214,982          $ 0       $ 3,912     $ 211,070
  Mortgage backed securities             54,802,186       62,251     2,042,963    52,821,474
  Special revenue                         1,914,925      109,482        28,877     1,995,530
  Industrial and miscellaneous          329,842,781    1,793,602    11,513,700   320,122,683
  Public utilities                       27,864,396      156,541       770,329    27,250,608
  Collateralized mortgage obligations    52,592,819       23,467       578,245    52,038,041
  Credit-tenant loans                     1,267,646       22,508             0     1,290,154
                                         ----------      -------    ----------    ---------

                                      $ 468,499,735  $ 2,167,851  $ 14,938,026  $455,729,560
                                      ============= ============ ============= =============

  Bonds                               $ 459,013,552
  Short-term investments                  9,486,183
                                         ----------

                                      $ 468,499,735
                                        ===========

                                         Cost or       Gross         Gross
                                        Amortized    Unrealized   Unrealized     Estimated
                                          Cost         Gains        Losses      Fair Value
At December 31, 1998:
  U.S. Government                         $ 497,870      $ 7,440           $ 0     $ 505,310
  Mortgage backed securities             40,568,422    1,876,477        10,254    42,434,645
  Special revenue                           610,045      117,953             0       727,998
  Industrial and miscellaneous          311,542,595    9,573,684     1,319,204   319,797,075
  Public utilities                       25,740,286    1,012,547           325    26,752,508
  Collateralized mortgage obligations    66,610,503      345,644        27,536    66,928,611
  Credit-tenant loans                     1,451,916      110,913             0     1,562,829
                                         ----------     --------    ----------    ----------

                                      $ 447,021,637 $ 13,044,658   $ 1,357,319 $ 458,708,976
                                      ============= ============= ============ =============

  Bonds                               $ 435,631,637
  Short-term investments                 11,390,000
                                        ----------

                                      $ 447,021,637
                                        ===========

The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized     Estimated
                                                      Cost        Fair Value

Due in one year or less                             $ 31,286,725   $ 31,386,026
Due after one year through five years                 98,215,111     97,306,041
Due after five years through ten years               134,392,063    127,121,860
Due after ten years                                   97,210,831     95,056,118
                                                     -----------     ----------
                                                     361,104,730    350,870,045
Collateralized mortgage obligations and mortgage
  backed securities                                  107,395,005    104,859,515
                                                    ------------    -----------

                                                    $468,499,735   $455,729,560
                                                     ===========    ===========


The sources of net investment income were as follows:

                                                  1999            1998            1997

Bonds                                            $32,272,209     $31,323,770    $29,303,742
Mortgage loans                                       752,019         775,087      1,273,829
Policy loans                                         498,115         491,873        544,364
Short-term investments                               577,703         457,330        389,780
Other                                                 60,803          24,526         25,165
                                                     -------         -------         ------
                                                  34,160,849      33,072,586     31,536,880
Investment expense                                  (186,954)       (466,868)      (595,604)
Amortization of interest maintenance reserve         192,142         207,748        180,923
                                                    --------        --------        -------

                                                 $34,166,037     $32,813,466    $31,122,199
                                                ============    ============    ===========

Gross realized gains and losses on the sale or prepayment of investment securities consist of the following:


                                                                                   Net
                                                       Gross        Gross       Realized
                                                      Realized     Realized       Gains
                                                       Gains        Losses      (Losses)
Year ended December 31, 1999:
  Bonds                                                 $332,320     $222,512     $ 109,808
  Mortgage loans                                               0            0             0
                                                       ---------      -------      --------

                                                        $332,320     $222,512       109,808
                                                       =========    =========
  Capital gains tax                                                                 (38,433)
  Transfers to IMR                                                                  (71,375)
                                                                                    --------

  Net realized capital gains (losses)                                                   $ 0
                                                                                        ===

Year ended December 31, 1998:
  Bonds                                                 $147,062      $ 3,362     $ 143,700
  Mortgage loans                                         101,073            0       101,073
                                                        --------       ------       -------

                                                        $248,135      $ 3,362       244,773
                                                       =========      =======
  Capital gains tax                                                                 (85,671)
  Transfers to IMR                                                                 (159,102)
                                                                                   ---------

  Net realized capital gains (losses)                                                   $ 0
                                                                                        ===

Year ended December 31, 1997:
  Bonds                                                 $293,471     $548,904     $(255,433)
  Mortgage loans                                               0       66,717       (66,717)
                                                         -------      -------       --------

                                                        $293,471     $615,621      (322,150)
                                                       =========    =========
  Capital gains tax benefit                                                         112,753
  Transfers to IMR                                                                 (127,287)
                                                                                   ---------

  Net realized capital gains (losses)                                             $(336,684)
                                                                                  ==========

Proceeds from the sale of bonds were $8,438,798, $739,806 and $5,707,696 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, securities with an amortized cost of $214,982 and $274,747, respectively, were deposited with the Insurance Department of the State of New York.

The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum percentage of any one loan to the value of the security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $8,909,292 and $7,281,385 at December 31, 1999 and 1998,
respectively.

The Company has commitments to fund bond investments of approximately $2,000,000 as of December 31, 1999. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require a payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

3.   FEDERAL INCOME TAXES

The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discount on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

The Company's tax returns for 1993 through 1995 are currently under examination by the Internal Revenue Service ("IRS"). Management believes the result of this examination will have no material impact on the Company's statutory basis financial statements.

Under federal income tax law in effect prior to 1984, the Company accumulated approximately $2,623,000 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is not likely.

4.   RETIREMENT BENEFITS

The Company participates with Mutual of Omaha and certain subsidiaries (the "Companies") in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Retirement benefits are based upon years of credited service and final average earnings history.

Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was less than 2% of the total Companies' salary expense in 1999, 1998 and 1997. The Companies expensed contributions of $12,971,440, $10,254,308 and $7,972,335 in 1999, 1998 and 1997, respectively. Total benefit costs were $26,101,000, $26,160,000 and $24,148,000 in 1999, 1998 and 1997, respectively. Plan assets include United of Omaha Life Insurance Company guaranteed investment contracts of $291,281,000 and $267,183,000 at December 31, 1999 and 1998, respectively. In
1998, the Companies changed the plan's assumed annual investment return and, in order to improve the funding status of the plan, increased the amount that was contributed for 1998. At December 31, 1998, the Companies recorded a direct charge to surplus of $37,540,647, which represented an additional contribution of $57,814,647, net of tax. The valuation date for the pension benefit amounts in the table below is January 1, 1999.

The Companies also provide certain postretirement medical and life insurance benefits to employees hired before January 1, 1995. Benefits are based on hire date, age and years of service. The cost of these postretirement benefits is allocated to the Companies in accordance with an intercompany cost-sharing agreement. Plan assets are invested in a United of Omaha Life Insurance Company investment contract. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. Employer contributions for these postretirement benefits were $3,684,000, $2,709,000 and $2,657,000 during the years ended December 31, 1999, 1998 and 1997, respectively. Total benefit costs were $10,130,000, $9,853,000, and $11,602,000 in 1999, 1998 and 1997, respectively.

                                 January 1,                    December 31,
                         ---------------------------- --------------------------
                               Pension Benefits               Other Benefits
                         ---------------------------- --------------------------
                            1999           1998          1999         1998

Benefit obligation      $ 475,851,413  $445,896,799  $ 90,913,152  $ 88,227,132
Fair value of
  plan assets             458,944,992   389,955,899     9,564,322     5,641,539
                         ------------   -----------    ----------    ---------

Funded status           $ (16,906,421) $(55,940,900) $(81,348,830) $(82,585,593)
                        ============== ============= ============= ============


                                 ----------------------   ----------------------
                                   Pension Benefits         Other Benefits
                                 ----------------------   ----------------------
 Weighted average assumptions       1999        1998        1999        1998

Discount rate                        6.55 %     6.73 %       7.75 %      7.00 %
Expected return on plan assets       9.00 %     9.00 %        N/A         N/A
Rate of compensation increase        5.00 %     5.00 %        N/A         N/A
Health care cost trend rate           N/A        N/A         5.00 %      5.00 %



The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefit obligation as of December 31, 1999 by approximately $6,200,000 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 1999 by approximately $800,000.

The Companies  sponsor  various  savings and  investment  plans.  The Companies'
expense  for  defined   contribution  plans  was  $10,526,000,   $6,472,000  and
$14,817,000 in 1999, 1998 and 1997, respectively.

5.   RELATED PARTY TRANSACTIONS

The Company's investments in mortgage loans are held through joint participation with United of Omaha. Mutual of Omaha and United of Omaha provide actuarial, data processing, consulting and various other services to the Company. Charges for these services amounted to approximately $5,785,000, $3,854,000 and $2,652,000 for 1999, 1998 and 1997, respectively. Included in other liabilities are unsettled balances related to these services of approximately $1,554,000 and $1,606,000 as of December 31, 1999 and 1998, respectively.

The Company cedes group and individual life insurance and individual annuity business to United of Omaha. The Company entered into a coinsurance treaty with United of Omaha relating to bank annuity business in which the Company cedes 90% of the 1999 and 1998 related premiums to United of Omaha and United of Omaha pays 90% of the related benefits in 1999 and 1998. The total amounts ceded by the Company relating to the treaties with United of Omaha were as follows:

                                                  1999            1998

Amounts recoverable from reinsurance               $ 96,415      $ 136,059
                                                   =========     =========

Policy and contract claims                      $ 2,644,493    $ 2,379,306
                                                ============   ===========

Aggregate reserve for policies and contracts    $67,290,793    $47,633,504
                                                ============   ===========

Funds held under reinsurance treaties           $69,445,931    $51,303,292
                                                ============   ===========

Premium considerations                          $23,134,359    $19,789,981
                                                ============   ===========

Policyholder and beneficiary benefits           $ 7,951,294    $ 7,559,683
                                                ============   ===========

The Company also ceded group and individual accident and health insurance to Mutual of Omaha. The amounts ceded by the Company were as follows:

                                                  1999          1998

Amounts recoverable from reinsurance                   $ 0       $ 1,950
                                                       ====      =======

Policy and contract claims                      $1,911,580     $ 797,861
                                                ===========    =========

Aggregate reserves for policies and contracts   $1,009,528     $ 703,126
                                                ===========    =========

Premium considerations                          $4,042,011    $2,035,628
                                                ===========   ==========

Policyholder and beneficiary benefits           $3,061,954    $2,775,801
                                                ===========   ==========

6.   REINSURANCE

In the normal course of business, the Company assumes and cedes reinsurance. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

The reconciliation of total premiums to net premiums is as follows:

                               1999             1998            1997

Direct                      $ 67,163,983     $ 62,316,801    $ 80,118,628
Assumed:
  Nonaffiliates                  613,615          607,058         612,149
Ceded:
  Affiliates                 (27,176,370)     (21,771,476)    (33,925,141)
  Nonaffiliates               (2,312,787)        (895,242)     (1,248,928)
                              ------------       ----------    -----------

Net                         $ 38,288,441     $ 40,257,141    $ 45,556,708
                           =============    =============    ============

7.   DEPOSIT FUNDS

At December 31, 1999 and 1998, the Company held annuity reserves and deposit fund liabilities of $136,517,604 and $99,439,484, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

8.   CONTINGENT LIABILITIES

Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

9.   STOCKHOLDER DIVIDENDS

Dividends to the Company's stockholder are subject to prior approval by the Superintendent of Insurance Department of the State of New York.

10.  BUSINESS RISKS

The Company is subject to regulation by state insurance departments and it undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

        LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by diversifying its products.

        CREDIT RISK is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

        INTEREST-RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

11.  CONSOLIDATION OF ADMINISTRATIVE OPERATIONS

During 1997, the Company consolidated certain administrative operations with those of Mutual of Omaha. The Company incurred and expensed approximately $795,000 related to severance and other consolidation expenses.

12. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. These practices differ from generally accepted accounting principles (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.


                                                   1999            1998           1997

Statutory net income as reported                  $ 2,883,051    $ 6,307,665     $ 1,939,198
Deferred policy acquisition costs                   1,039,789      3,474,968       2,523,000
Future policy benefits and policyholder account
  balances                                          3,401,041     (2,717,628)       (276,000)
Deferred income taxes                                (740,000)       758,000        (206,000)
Other                                                 859,409       (211,343)        193,000
                                                     --------       ----------       -------

Net income in conformity with generally
  accepted accounting principles                  $ 7,443,290    $ 7,611,662     $ 4,173,198
                                                 ============   ============     ===========

                                                                    1999             1998

Statutory surplus                                               $ 63,337,851    $ 61,159,052
Deferred policy acquisition costs                                 46,964,711      42,645,976
Future policy benefits and policyholder account
  balances                                                       (18,203,257)    (21,581,359)
Valuation of investments                                         (12,792,684)     11,576,425
Statutory asset valuation reserve                                  3,402,760       2,967,253
Deferred income taxes                                              2,795,000      (3,914,000)
Other                                                              2,812,971       1,854,374
                                                                  ----------       ---------

Equity in conformity with generally accepted accounting
  principles                                                    $ 88,317,352    $ 94,707,721
                                                               =============    ============

The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

13.  CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's domiciliary state intends to proceed with the implementation of Codification, subject to a review of areas of conflict between Codification and State statutes and regulations. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA
------------------------------------------------------------------------------

Investment income earned:
  U.S. Government bonds                                              $ 29,638
  Other bonds (unaffiliated)                                       32,242,571
  Bonds (affiliated)                                                        0
  Preferred stocks (unaffiliated)                                           0
  Preferred stocks (affiliated)                                             0
  Common stocks (unaffiliated)                                              0
  Common stocks (affiliated)                                                0
  Mortgage loans                                                      752,019
  Real estate                                                               0
  Premium notes, policy loans and liens                               498,115
  Cash on hand and on deposit                                           7,209
  Short-term investments                                              577,703
  Other invested assets                                                16,665
  Derivative instruments                                                    0
  Aggregate write-ins for investment income                            36,929
                                                                       ------

Gross investment income                                          $ 34,160,849
                                                                 ============

Real estate owned - book value less encumbrances                          $ 0
                                                                          ===

Mortgage loans - book value:
  Farm mortgages                                                          $ 0
  Residential mortgages                                                     0
  Commercial mortgages                                              9,074,049
                                                                    ---------

Total mortgage loans                                              $ 9,074,049
                                                                  ===========

Mortgage loans by standing - book value:
  Good standing                                                   $ 9,074,049
                                                                  ===========

  Good standing with restructured terms                                   $ 0
                                                                          ===

  Interest overdue more than three months, not in foreclosure             $ 0
                                                                          ===

  Foreclosure in process                                                  $ 0
                                                                          ===

Other long-term assets - statement value                                  $ 0
                                                                          ===

Collateral loans                                                          $ 0
                                                                          ===

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
-------------------------------------------------------------------------------

Bonds and stocks of subsidiaries and affiliates - book value:
  Bonds                                                                   $ 0
                                                                          ===

  Preferred stocks                                                        $ 0
                                                                          ===

  Common stocks                                                           $ 0
                                                                          ===

Bonds and  short-term  investments  by class
and  expected  maturity;  Bonds by
  expected maturity - statement value:
    Due within one year or less                                  $ 80,318,156
    Over 1 year and through 5 years                               216,499,268
    Over 5 years through 10 years                                 149,794,714
    Over 10 years through 20 years                                 19,645,677
    Over 20 years                                                   2,241,920
                                                                    ---------

  Total by maturity                                             $ 468,499,735
                                                                =============

  Bonds by class - statement value:
    Class 1                                                     $ 236,928,789
    Class 2                                                       219,813,616
    Class 3                                                         9,842,795
    Class 4                                                         1,914,535
    Class 5                                                                 0
    Class 6                                                                 0
                                                                    ---------

  Total by class                                                $ 468,499,735
                                                                =============

  Total bonds publicly traded                                   $ 242,264,331
                                                                =============

  Total bonds privately placed                                  $ 226,235,404
                                                                =============

Preferred stocks - statement value                                        $ 0
                                                                           ===

Common stocks - market value                                              $ 0
                                                                          ===

Short-term investments - book value                               $ 9,486,183
                                                                  ===========

Options, caps and floors owned - statement value                          $ 0
                                                                          ===

Options, caps and floors written and in force - statement value           $ 0
                                                                          ===

Collar, swap and forward agreements open - statement value                $ 0
                                                                          ===

Futures contracts open - current value                                    $ 0
                                                                          ===

Cash on deposit                                                    $ (203,466)
                                                                   ===========

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
--------------------------------------------------------------------------------

Life insurance in force (in thousands):

  Industrial                                                               $ 0
                                                                           ===

  Ordinary                                                         $ 4,083,739
                                                                   ===========

  Credit life                                                              $ 0
                                                                           ===

  Group life                                                       $ 1,045,951
                                                                   ===========

Amount of accidental death insurance in force
under ordinary policies (in thousands)                                $ 35,193
                                                                      ========

Supplementary contracts in force: Ordinary -
 not involving life contingencies:
    Amount on deposit                                                $ 123,714
                                                                     =========

    Income payable                                                    $ 76,475
                                                                      ========

  Ordinary - involving life contingencies - income payable            $ 29,978
                                                                      ========

Group - not involving life contingencies:
  Amount on deposit                                                        $ 0
                                                                           ===

  Income payable                                                           $ 0
                                                                           ===

Group - involving life contingencies - income payable                      $ 0
                                                                           ===

Annuities:
  Ordinary:
    Immediate - amount of income payable                           $ 1,601,981
                                                                   ===========

    Deferred - fully paid - account balance                       $227,963,050
                                                                  ============

    Deferred - not fully paid - account balance                   $ 62,353,704
                                                                  ============

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
------------------------------------------------------------------------------

Group:

  Amount of income payable                                           $ 1,460
                                                                     =======

  Fully paid - account balance                                           $ 0
                                                                         ===

  Not fully paid - account balance                                 $ 576,409
                                                                   =========

Accident and health insurance - premiums in force:

  Ordinary                                                          $ 34,260
                                                                    ========

  Group                                                          $ 1,191,318
                                                                 ===========

  Credit                                                                 $ 0
                                                                         ===

Deposit funds and dividend accumulations:
  Deposit funds - account balance                               $ 35,708,564
                                                                ============

  Dividend accumulations - account balance                               $ 0
                                                                         ===

Claim payments 1999:
  Group accident and health - year ended December 31, 1999:

    1999                                                           $ 141,322
                                                                   =========

    1998                                                            $ 55,684
                                                                    ========

    1997                                                            $ 13,807
                                                                    ========

    1996                                                             $ 2,732
                                                                     =======

    1995                                                                 $ 6
                                                                         ===

    Prior                                                               $ 25
                                                                        ====

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1999
SCHEDULE 1 - SELECTED FINANCIAL DATA (CONTINUED)
---------------------------------------------------------------------------


Claim payments 1999 (continued):
  Other accident and health:
    1999                                                         $ 16,706
                                                                 ========

    1998                                                         $ 21,532
                                                                 ========

    1997                                                            $ 248
                                                                    =====

    1996                                                              $ 0
                                                                      ===

    1995                                                              $ 0
                                                                      ===

    Prior                                                             $ 0
                                                                      ===

  Other coverages that use developmental
  methods to calculate claim reserves:
    1999                                                              $ 0
                                                                      ===

    1998                                                              $ 0
                                                                      ===

    1997                                                              $ 0
                                                                      ===

    1996                                                              $ 0
                                                                      ===

    1995                                                              $ 0
                                                                      ===

    Prior                                                             $ 0
                                                                      ===

COMPANION LIFE
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 1999 AND FOR THE YEARS
ENDED DECEMBER 31, 1999 AND 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statement of net assets of each of the sub-accounts ("portfolios" that include American Growth, American Small Capitalization, Prime Money Fund II, U.S. Government Securities II, Asset Manager, Asset Manager: Growth, Contrafund, Equity Income (Fidelity), Growth, Index 500, Capital Opportunities, Emerging Growth, Global Governments, High Income, Research, Emerging Markets Equity, Capital Growth, Global Governments, High Income, Research, Emerging Markets Equity, Capital Growth, Real Estate Growth, Bond, Global Discovery, Growth & Income, Money Market, International (Scudder), Equity Income (T. Rowe Price), International Stock, Limited-Term Bond, New America Growth and Personal Strategy Balanced) that comprise Companion Life Separate Account C (the "Separate Account") as of December 31, 1999, and the related statements of operations and changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Separate Account as of December 31, 1999, and the results of their operations and changes in their net assets for the years ended December 31, 1999 and 1998 in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Omaha, Nebraska
March 31, 2000


COMPANION LIFE OF NEW YORK SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------

                                                                                              Market
                                                                      Units        Market     Value
ASSETS                                                   Cost       Outstanding    Value     per Unit

Investments:
  Alger:
    American Growth                                   $ 2,010,328       84,335   $ 2,647,733  $ 31.40
    American Small Capitalization                         644,462       37,123       822,570    22.16

  Federated:
    Prime Money Fund II                                 1,708,416    1,452,451     1,708,054     1.18
    U.S. Government Securities II                       2,095,656      167,587     2,043,681    12.19

  Fidelity:
    Asset Manager                                         264,955       16,558       309,151    18.67
    Asset Manager:  Growth                              2,388,296      127,644     2,786,070    21.83
    Contrafund                                          1,003,091       49,759     1,353,833    27.21
    Equity Income                                       2,524,103      139,914     2,686,350    19.20
    Growth                                                450,333       20,158       719,430    35.69
    Index 500                                           1,100,595       65,271     1,373,327    21.04

  MFS:
    Capital Opportunities                                 311,144       19,364       437,977    22.62
    Emerging Growth                                     1,042,498       53,502     2,010,259    37.57
    Global Governments                                    615,047       56,404       595,660    10.56
    High Income                                           532,491       38,501       517,559    13.44
    Research                                            1,132,283       63,162     1,488,769    23.57

  Morgan Stanley Dean Witter:
    Emerging Markets Equity                                 2,510          206         2,774    13.47

  Pioneer:
    Capital Growth                                        329,352       28,889       359,987    12.46
    Real Estate Growth                                     97,674        9,564        88,890     9.29

  Scudder:
    Bond                                                  115,525        9,424       122,660    13.02
    Global Discovery                                       54,413        3,753        80,923    21.56
    Growth & Income                                       505,174       38,046       510,754    13.42
    Money Market                                          267,901      218,994       267,914     1.22
    International                                         802,395       48,923     1,136,995    23.24

  T. Rowe Price:
    Equity Income                                       2,805,116      142,779     2,825,515    19.79
    International Stock                                 1,121,236       83,723     1,543,837    18.44
    Limited-Term Bond                                   1,922,314      157,345     1,854,974    11.79
    New America Growth                                  1,727,198       81,570     2,051,218    25.15
    Personal Strategy Balanced                          2,705,101      153,234     2,750,010    17.95
                                                       ----------                 ----------

           Total invested assets                     $ 30,279,607               $ 35,096,874
                                                     =============              ============

LIABILITIES                                                  $ -                        $ -
                                                             ----                       ---

           Net assets                                $ 30,279,607               $ 35,096,874
                                                     =============              ============


The accompanying notes are an integral part of these financial statements.


COMPANION LIFE OF NEW YORK SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
-----------------------------------------------------------------------------------------------------------------

                       Alger                                        Federated
                       -------------------------------------------  ---------------------------------------------
                             American               American             Prime Money           U.S. Government
                              Growth           Small Capitalization        Fund II               Securities II
                       ----------------------  -------------------  ---------------------  ----------------------
                          1999       1998        1999     1998        1999       1998         1999       1998
Income:
  Investment income:
    Reinvested dividends and
      capital gain
      distributions     $179,448  $ 165,947   $ 73,198  $ 56,021    $ 70,314   $ 36,623     $ 87,677    $ 9,037

Expenses:
  Mortality and expense
    risk charges          24,425     12,812      7,369     4,901      18,734      9,260       23,789      9,617
                          -------    -------     ------    ------     -------     ------      -------     -----
           Net investment
             income
            (expenese)   155,023    153,135     65,829    51,120      51,580     27,363       63,888       (580)

Net realized gains
  (losses)                91,482     14,266      6,708     4,530           -          -        7,766      5,443

Net change in unrealized
  gains (losses)         346,486    260,817    165,626     5,636           -          -     (104,085)    42,754
                         --------   --------   --------    ------          --         --     ----------  ------

Net increase (decrease) in
  net assets from
  operations             592,991    428,218    238,163    61,286      51,580     27,363      (32,431)    47,617

Purchases made by
  policyowners           564,346    947,874     73,694   301,163     663,110  1,144,774      972,610  1,077,205

Withdrawals made by
  policyowners          (270,008)   (47,081)   (58,147)  (22,606)   (411,208)  (218,126)    (330,397)   (58,890)
                         ----------  ---------  --------- ---------  ---------- ----------   ----------  --------

Net policyowner
  transactions           294,338    900,793     15,547   278,557     251,902    926,648      642,213  1,018,315
                         --------   --------    -------  --------    --------   --------     -------- ---------

Increase (decrease) in
  net assets             887,329  1,329,011    253,710   339,843     303,482    954,011      609,782  1,065,932

Net assets, beginning of
  year                 1,760,404    431,393    568,860   229,017   1,404,572    450,561    1,433,899    367,967
                       ----------   --------   --------  --------   ----------  --------   ----------   -------

Net assets,
end of year           $2,647,733 $1,760,404   $822,570  $568,860  $1,708,054 $1,404,572   $2,043,681 $1,433,899
                       ========= ===========  ======== =========   ========== ===========  ========== ==========

Accumulation unit:
  Purchases               21,289     50,042      4,392    21,431     581,310  1,023,134       80,249     89,225
  Withdrawals            (11,050)    (2,510)    (3,648)   (1,769)   (363,292)  (199,207)     (28,140)    (5,268)
                          ---------   --------   --------  --------  ---------- ----------    ---------   -------

Net increase (decrease) in
  units outstanding       10,239     47,532        744    19,662     218,018    823,927       52,109     83,957

Units outstanding,
  beginning of year       74,096     26,564     36,379    16,717   1,234,433    410,506      115,478     31,521
                          -------    -------    -------   -------   ----------  --------     --------    ------

Units outstanding, end
  of year                 84,335     74,096     37,123    36,379   1,452,451  1,234,433      167,587    115,478
                          =======    =======    =======   =======  ========= ==========     ========   =======


The accompanying notes are an integral part of these financial statements.

                                       37


Fidelity
-----------------------------------------------------------------------------------------------------------------
     Asset                  Asset Manager:
       Manager                Growth                Contrafund             Equity Income           Growth
---------------------- ----------------------  ---------------------  ---------------------  --------------------
   1999       1998        1999       1998         1999      1998        1999       1998        1999      1998




   $ 28,421  $ 59,524   $ 150,310  $ 120,514     $ 39,007  $ 27,558   $ 109,618   $ 55,771    $ 65,502  $ 74,141



               6,065       29,845     19,717       13,188     7,888      30,134     17,341       8,996     7,350
               ------     -------    -------      -------    ------     -------    -------      ------    -----

     28,421    53,459     120,465    100,797       25,819    19,670      79,484     38,430      56,506    66,791

     13,853    12,721      23,719     14,405       21,992    24,971      28,884     20,122      32,830    40,935


     (7,473)  (17,242)    191,397    152,678      188,211   133,559       1,385     86,013     107,039    62,692
     -------- ---------  --------   --------     --------  --------      ------    -------    --------   ------


     34,801    48,938     335,581    267,880      236,022   178,200     109,753    144,565     196,375   170,418


          -    14,145     263,414  1,182,899      235,095   438,663     438,346  1,377,428      28,539    69,094


   (101,444) (148,062)   (151,163)   (76,586)     (72,328) (129,209)   (100,607)   (87,434)    (81,607) (180,268)
   --------- ----------  ----------  ---------    -------- ----------  ----------  ---------   -------- ---------


   (101,444) (133,917)    112,251  1,106,313      162,767   309,454     337,739  1,289,994     (53,068) (111,174)
   --------- ----------  -------- ----------     --------  --------    -------- ----------     ------------------


    (66,643)  (84,979)    447,832  1,374,193      398,789   487,654     447,492  1,434,559     143,307    59,244


    380,339   465,318   2,338,238    964,045      955,044   467,390   2,238,858    804,299     576,123   516,879
   --------  --------  ----------   --------     --------  --------  ----------   --------    --------  -------

  $ 313,696  $380,339  $2,786,070 $2,338,238   $1,353,833 $ 955,044  $2,686,350 $2,238,858    $719,430  $576,123
 ========== ========== =========== =========== ========== =========== ========= ==========   ========= =========


          -       904      13,947     68,534        9,799    22,678      23,441     79,713         984     3,279
     (5,756)   (9,557)     (8,193)    (5,069)      (3,222)   (6,578)     (6,030)    (5,746)     (2,702)   (8,397)
     --------  --------    --------   --------     --------  --------    --------   --------    --------  -------


     (5,756)   (8,653)      5,754     63,465        6,577    16,100      17,411     73,967      (1,718)   (5,118)


     22,314    30,967     121,890     58,425       43,182    27,082     122,503     48,536      21,876    26,994
    -------   -------    --------    -------      -------   -------    --------    -------     -------   ------


     16,558    22,314     127,644    121,890       49,759    43,182     139,914    122,503      20,158    21,876
    =======   =======    ========   ========      =======   =======    ========   ========     =======   ======


COMPANION LIFE OF NEW YORK SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (Continued)
-------------------------------------------------------------------------------------------------------------

                       Fidelity (continued)  MFS
                       --------------------- ----------------------------------------------------------------
                                                   Capital           Emerging                Global
                           Index 500             Opportunities        Growth                Governments
                       --------------------- -------------------  ----------------------  -------------------
                           1999      1998       1999      1998        1999       1998        1999     1998

Income:
  Investment income:
    Reinvested dividends and
      capital gain
      distributions       $11,208   $ 7,157      $ 725    $ 256          $ -    $ 5,047   $ 26,659   $ 3,172

Expenses:
  Mortality and expense
    risk charges           12,300     3,931      3,043      377       14,948      8,772      6,254     3,631
                          -------    ------     ------     ----      -------     ------     ------    -----
           Net investment
             income
            (expense)      (1,092)    3,226     (2,318)    (121)     (14,948)    (3,725)    20,405      (459)

Net realized gains (losses) 8,047    16,905      2,438     (949)      98,336     16,427      1,563     1,715

Net change in unrealized
  gains (losses)          166,808    64,313    111,141   15,692      751,120    200,069    (41,263)   21,034
                         --------   -------   --------  -------     --------   --------    ---------  ------

Net increase (decrease) in
  net assets from
   operations             173,763    84,444    111,261   14,622      834,508    212,771    (19,295)   22,290

Purchases made by
  policyowners            633,496   392,014    210,429  119,622      318,789    630,583    209,123   319,485

Withdrawals made by
  policyowners            (38,675)  (47,807)   (10,054)  (7,903)    (280,099)   (51,165)   (29,388)  (59,850)
                          --------- ---------  --------- --------   ----------  ---------  --------- --------

Net policyowner
  transactions            594,821   344,207    200,375  111,719       38,690    579,418    179,735   259,635
                         --------  --------   -------- --------      -------   --------   --------  -------

Increase (decrease) in
  net assets              768,584   428,651    311,636  126,341      873,198    792,189    160,440   281,925

Net assets, beginning of
  year                    604,743   176,092    126,341        -    1,137,061    344,872    435,220   153,295
                         --------  --------   --------       --   ----------   --------   --------  -------

Net assets,
 end of year           $1,373,327  $604,743   $437,977 $126,341   $2,010,259 $1,137,061   $595,660  $435,220
                       ========== =========  ========= =========  ========== ===========  ========  ========

Accumulation unit:
  Purchases                35,981    26,000     11,828    8,743       12,857     34,375     19,843    30,671
  Withdrawals              (2,571)   (2,245)      (600)    (607)     (12,193)    (2,778)    (3,139)   (5,878)
                           --------  --------     ------   ------    ---------   --------   --------  -------

Net increase (decrease) in
  units outstanding        33,410    23,755     11,228    8,136          664     31,597     16,704    24,793

Units outstanding,
  beginning of year        31,861     8,106      8,136        -       52,838     21,241     39,700    14,907
                          -------    ------     ------       --      -------    -------    -------    ------

Units outstanding, end
  of year                  65,271    31,861     19,364    8,136       53,502     52,838     56,404    39,700
                          =======   =======    =======   ======      =======    =======    =======    ======


The accompanying notes are an integral part of these financial statements.


                                       39

--------------------------------------------------------------------------------------------------------
                                                  Morgan Stanley
                                                  Dean Witter    Pioneer
--------------------------------------------  -----------------  ---------------------------------------
       High                                    Emerging Markets       Capital             Real Estate
      Income                Research                Equity             Growth               Growth
---------------------  ---------------------  -----------------  -------------------  ------------------
   1999       1998        1999      1998            1999           1999      1998       1999     1998




   $ 43,466 $ 16,975     $ 14,059  $ 16,294            $ -         $ 2,038    $ 350    $ 4,764    $ 944



      7,356    3,346       14,268     9,998              1           2,899      427        813      169
     ------   ------      -------    ------             --          ------     ----       ----     ---

     36,110   13,629         (209)    6,296             (1)           (861)     (77)     3,951      775

     (3,958)   3,239       67,040    17,034              1            (575)  (2,023)      (587)     (98)


     (8,355) (22,998)     193,516   141,684            264          27,098    3,537     (6,473)  (2,311)
     -----------------   --------  --------           ----         -------   ------     -------- -------


     23,797   (6,130)     260,347   165,014            264          25,662    1,437     (3,109)  (1,634)


    342,707  162,004      292,332   608,408          2,511         212,724  136,411     54,524   42,090


   (199,499) (29,091)    (258,937)  (63,952)            (1)         (8,868)  (7,379)    (2,093)    (888)
   -------------------   ---------- ---------           ----        -------- --------   --------   -----


    143,208  132,913       33,395   544,456          2,510         203,856  129,032     52,431   41,202
   -------- --------      -------  --------         ------        -------- --------    -------  ------


    167,005  126,783      293,742   709,470          2,774         229,518  130,469     49,322   39,568


    350,554  223,771    1,195,027   485,557              -         130,469        -     39,568        -
   -------- --------   ----------  --------             --        --------       --    -------       -

  $ 517,559 $350,554   $1,488,769 1,195,027        $ 2,774       $ 359,987 $130,469    $88,890 $ 39,568
 ========== ========== =========== =========      ========      ========= ==========  ======== ========


     26,139   11,850       14,309    34,620            206          18,034   12,426      5,769    4,118
    (15,064)  (1,691)     (13,287)   (3,259)            -             (840)    (731)      (236)     (87)
    --------- --------    ---------  --------           --            ------   ------     ------    ----


     11,075   10,159        1,022    31,361            206          17,194   11,695      5,533    4,031


     27,426   17,267       62,140    30,779              -          11,695        -      4,031        -
    -------  -------      -------   -------             --         -------       --     ------       -


     38,501   27,426       63,162    62,140            206          28,889   11,695      9,564    4,031
    =======  =======      =======   =======           ====         =======  =======     ======    =====


COMPANION LIFE OF NEW YORK SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (Continued)
-------------------------------------------------------------------------------------------------------------

                            Scudder
                            ---------------------------------------------------------------------------------
                                                      Global            Growth &               Money
                                  Bond               Discovery           Income               Market
                            -------------------  -----------------  -------------------  --------------------
                              1999      1998       1999    1998       1999      1998       1999      1998
Income:
  Investment income:
    Reinvested dividends and
      capital gain
          distributions       $ 6,305  $ 8,563      $ 443     $ -    $ 31,706  $ 1,127    $ 13,742   $ 4,692

Expenses:
  Mortality and expense
    risk charges                1,785    1,932        501      91       4,979      882       3,980     1,290
                               ------   ------       ----     ---      ------     ----      ------    -----
           Net investment
             income (expense)   4,520    6,631        (58)    (91)     26,727      245       9,762     3,402

Net realized gains (losses)      (159)  (4,807)       415     (32)        211     (920)          -         -

Net change in unrealized
  gains (losses)               (7,390)   5,048     25,545     965      (7,294) 1 2,874           -         -
                               -------- ------    -------    ----      ------- --------          --        -

Net increase (decrease) in
  net assets from operations   (3,029)   6,872     25,902     842      19,644   12,199       9,762     3,402

Purchases made by
  policyowners                      -      501     33,295  23,203     240,922  284,235     217,729   174,211

Withdrawals made by
  policyowners                 (6,269) (32,120)    (1,860)   (459)    (38,325)  (7,921)   (149,562)  (27,834)
                               -----------------   --------  ------   --------- --------  ---------- --------

Net policyowner
  transactions                 (6,269) (31,619)   31,435  22,744     202,597  276,314      68,167   146,377
                               -----------------  ------- -------    -------- --------     -------  -------

Increase (decrease) in
  net assets                   (9,298) (24,747)   57,337  23,586     222,241  288,513      77,929   149,779

Net assets, beginning of
  year                        131,958  156,705    23,586       -     288,513        -     189,985    40,206
                             -------- --------    -------      --    --------       --    --------   ------

Net assets, end of year      $122,660 $131,958   $80,923 $23,586    $510,754 $288,513   $ 267,914  $189,985
                            ========= =========  ======= ========  ========= =========  ========== ========


Accumulation unit:
  Purchases                         -        -     2,086   1,828      18,474   23,159     183,676   149,322
  Withdrawals                    (478)  (2,454)     (123)    (38)     (2,886)    (701)   (125,452)  (23,876)
                                 ------ --------    ------   -----    --------  ------  ---------- --------

Net increase (decrease) i
  units outstanding              (478)  (2,454)    1,963   1,790      15,588   22,458      58,224   125,446

Units outstanding,
  beginning of year             9,902   12,356     1,790       -      22,458        -     160,770    35,324
                               ------  -------    ------      --     -------       --    --------   ------

Units outstanding, end
  of year                       9,424    9,902     3,753   1,790      38,046   22,458     218,994   160,770
                               ======   ======    ======  ======     =======  =======    ========  =======

                                       41


-------------------------------------------------------------------------------------------------------------------

                        T. Rowe Price
----------------------  -------------------------------------------------------------------------------------------
                         Equity                International          Limited-Term            New America
International            Income                  Stock                   Bond                   Growth
----------------------  ---------------------  ---------------------- ----------------------  ---------------------
   1999       1998        1999       1998         1999       1998        1999       1998         1999      1998




   $ 70,328  $ 36,148   $ 174,821  $ 130,290     $ 23,066   $ 16,468    $ 90,457   $ 47,469    $ 115,199  $ 37,456



      9,580     5,023      35,507     27,168       14,460     10,045      19,709      9,679       23,170    18,162
     ------    ------     -------    -------      -------    -------     -------     ------      -------   ------

     60,748    31,125     139,314    103,122        8,606      6,423      70,748     37,790       92,029    19,294

      2,471     1,217     115,576     31,268       20,303      1,422      (1,216)     2,155      103,700    64,418


    317,328    20,646     (189,819)   33,700      333,004     90,873      (74,891)    5,472       10,808   159,707
   --------   -------    ----------  -------     --------    -------     ---------   ------      -------  -------


    380,547    52,988      65,071    168,090      361,913     98,718      (5,359)    45,417      206,537   243,419


    177,772   399,159     456,753  1,271,108      244,914    493,760     606,699  1,022,226      339,740   849,231


    (42,701)  (35,706)   (516,391)   (93,130)    (119,601)   (51,616)   (112,791)   (61,005)    (391,035) (203,837)
    --------- ---------  ----------  ---------   ----------  ---------  ----------  ---------   --------- ---------


    135,071   363,453     (59,638) 1,177,978      125,313    442,144     493,908    961,221       (51,295) 645,394
   --------  --------     -------- ----------     --------   --------    --------   --------      ----------------


    515,618   416,441       5,433  1,346,068      487,226    540,862     488,549  1,006,638      155,242   888,813


    621,377   204,936    2,820,082 1,474,014    1,056,611    515,749   1,366,425    359,787    1,895,976 1,007,163
   --------  --------   ---------- ---------   ----------   --------  ----------   --------   ---------- ---------

$ 1,136,995 $ 621,377   $2,825,515 2,820,082  $ 1,543,837 $1,056,611  $1,854,974 $1,366,425   $2,051,218 1,895,976
=========== ===========  ========= ========== =========== ==========  ========== =========== =========== =========



     10,756    27,765       23,533    70,912       17,060     37,739      52,416     89,045       15,446    43,143
     (2,651)   (2,706)    (26,066)    (5,339)      (8,688)    (4,305)    (10,527)    (5,763)     (17,387)   (9,689)
     --------  --------   ---------   --------     --------   --------   ---------   --------    ---------  -------


      8,105    25,059      (2,533)    65,573        8,372     33,434      41,889     83,282       (1,941)   33,454


     40,818    15,759      145,312    79,739       75,351     41,917     115,456     32,174       83,511    50,057
    -------   -------     --------    -------      -------    -------    --------    -------      -------   ------


     48,923    40,818      142,779   145,312       83,723     75,351     157,345    115,456       81,570    83,511
    =======   =======     ========   ========      =======    =======    ========   ========      =======   ======



COMPANION LIFE OF NEW YORK SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (Continued)
---------------------------------------------------------------------------------------------------

                                                T. Rowe Price (continued)
                                               ----------------------
                                                               Personal Strategy
                                                      Balanced                     Total
                                                ----------------------      -----------------------
                                                   1999       1998             1999       1998

Income:
  Investment income:
    Reinvested dividends and
      capital gain distributions                 $ 225,595  $ 126,190       $ 1,658,076  $1,063,734

Expenses:
  Mortality and expense
    risk charges                                    29,674     17,862           366,252     217,736
                                                   -------    -------          --------    -------
           Net investment
             income (expense)                      195,921    108,328         1,291,824     845,998

Net realized gains (losses)                         12,044     16,593           652,884     300,957

Net change in unrealized
  gains (losses)                                   (33,516)    60,291         2,456,217   1,537,503
                                                   ---------  -------        ----------   ---------

Net increase (decrease) in
  net assets from operations                       174,449    185,212         4,400,925   2,684,458

Purchases made by
  policyowners                                     473,228  1,341,488         8,306,841  14,822,984

Withdrawals made by
  policyowners                                     (80,641)   (90,417)       (3,863,699) (1,840,342)
                                                   ---------  ---------     ------------ -----------

Net policyowner
  transactions                                     392,587  1,251,071         4,443,142  12,982,642
                                                  -------- ----------        ----------  ----------

Increase (decrease) in
  net assets                                       567,036  1,436,283         8,844,067  15,667,100

Net assets, beginning of
  year                                           2,182,974    746,691        26,252,807  10,585,707
                                                ----------   --------       -----------  ----------

Net assets, end of year                         $2,750,010 $2,182,974       $35,096,874 $26,252,807
                                                ========== ============      ========== ============

Accumulation unit:
  Purchases                                         28,672     86,363
  Withdrawals                                       (5,728)    (6,412)
                                                    -------   -------

Net increase (decrease) in
  units outstanding                                 22,944     79,951

Units outstanding,
  beginning of year                                130,290     50,339
                                                  --------    ------

Units outstanding, end
  of year                                          153,234    130,290
                                                  ========    =======


The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

Companion Life Separate Account C ("Separate Account") was established by Companion Life Insurance Company ("Companion") on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are restricted from use in the ordinary business of Companion.

A separate account policyholder may allocate funds to the Fixed Account, which is part of Companion's general account, in addition to those sub-accounts detailed below. Interests in the Fixed Account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2.   SUB-ACCOUNTS

The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios are:

           ALGER                            MORGAN STANLEY DEAN WITTER

American Growth                          Emerging Markets Equity (added in 1999)
American Small Capitalization

          FEDERATED                         PIONEER

Prime Money Fund II                      Capital Growth
U.S. Government Securities II            Real Estate Growth

          FIDELITY                          SCUDDER

Asset Manager                            Bond
Asset Manager:  Growth                   Global Discovery
Contrafund                               Growth & Income
Equity Income                            Money Market
Growth                                   International
Index 500

         MFS                             T. ROWE PRICE

Capital Opportunities                    Equity Income
Emerging Growth                          International Stock
Global Governments                       Limited-Term Bond
High Income                              New America Growth
Research                                 Personal Strategy Balanced

The availability of some portfolios is dependent upon the product under which each policy was written.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME - The market values of investments are based on the year-end closing bid prices. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

ANNUITY RESERVES - Annuity reserves are computed for policies receiving annuity payments using the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the Separate Account by Companion.

4.   ACCOUNT CHARGES

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each sub-account by product based on the following:

        Series I                    1.25%
        Series V                    1.00%

Companion guarantees that the mortality and expense charge will not increase above these levels.

Companion may incur premium taxes relating to the policies. Companion may deduct a charge of up to 3.5% of purchase payments for any premium taxes related to a particular policy at the time of purchase payments, upon surrender, upon death of any owner or at the annuity start date.

Net taxable income (loss) of the Separate Account is included in the federal tax return of Companion, which is taxed as a life insurance company under the Internal Revenue Code. No charges are currently made to the Separate Account for taxes other than premium taxes. Companion reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that Companion determines are properly attributable to the Separate Account.

Companion deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount by product based on the following:

        Series I                    .15%
        Series V                    .20%

There is also an annual policy fee of $30 that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable policy year. Companion guarantees that the daily administrative expense charge and the annual policy fee will not increase.

A withdrawal charge will be assessed on withdrawals in excess of an allowable withdrawal percentage of the participant's accumulated value as of the last policy anniversary preceding the request for the withdrawal. The allowable withdrawal percentage by product is as follows:

        Series I                    10%
        Series V                    15%
The amount of the charge will depend upon the period of time elapsed since the purchase payment (first-in, first-out arrangement) was made, as follows:

                                                      EXCEEDING
        PURCHASE PAYMENT YEAR                      ALLOWABLE AMOUNT

               1                                           7%
               2                                           6%
               3                                           5%
               4                                           4%
               5                                           3%
               6                                           2%
               7                                           1%

There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th and each subsequent request during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. The transfer fee will not increase above these levels.

All account charges are paid through the redemption of shares. Shares are redeemed based on each policyowner's variable portfolio allocation.

5.      MARKET VALUE PER UNIT

The market value per unit on the Statement of Net Assets is calculated as an aggregate valuation for all assets and all products combined for each sub-account. The distinct market values per unit for Series I and Series V products may differ from the aggregate amount calculated due to differing product fees and the timing of the initial valuation of each product.

6.   NET ASSETS

     The components of net assets consist of the following cumulative investment related accounts at December 31, 1999:


                                                    Net         Net         Changes in
                                                 Investment   Realized      Unrealized
                          Shares      Shares      Income       Gains          Gains       Net
                         Purchased     Sold      (Expense)    (Losses)      (Losses)    Assets

Alger:
  American Growth       $ 1,926,646 $ (333,045)  $ 309,601    $ 107,126     $ 637,405 $ 2,647,733
  American Small
   Capitalization           605,113    (91,437)    118,783       12,003       178,108     822,570

Federated:
  Prime Money Fund II     2,526,463   (911,543)     93,134            -             -   1,708,054
  U.S. Government
   Securities             2,430,985   (414,578)     65,391       13,858       (51,975)  2,043,681

Fidelity:
  Asset Manager             388,259   (281,594)    129,177       29,113        44,196     309,151
  Asset Manager:  Growth  2,411,893   (289,190)    221,264       44,329       397,774   2,786,070
  Contrafund              1,115,685   (205,424)     45,520       47,310       350,742   1,353,833
  Equity Income           2,588,658   (237,069)    118,018       54,496       162,247   2,686,350
  Growth                    540,574   (310,045)    140,646       79,158       269,097     719,430
  Index 500               1,173,388   (109,190)      6,768       29,629       272,732   1,373,327

MFS:
  Capital Opportunities     330,051    (17,957)     (2,439)       1,489       126,833     437,977
  Emerging Growth         1,289,608   (345,093)    (18,673)     116,656       967,761   2,010,259
  Global Governments        691,595   (100,094)     20,084        3,462       (19,387)    595,660
  High Income               813,004   (333,473)     49,739        3,221       (14,932)    517,559
  Research                1,380,598   (340,702)      6,087       86,300       356,486   1,488,769

Morgan Stanley Dean Witter:
  Emerging Markets Equity     2,511         (1)         (1)           1           264       2,774

Pioneer:
  Capital Growth            349,135    (16,247)       (938)      (2,598)       30,635     359,987
  Real Estate Growth         96,614     (2,981)      4,726         (685)       (8,784)     88,890

Scudder:
  Bond                      482,754   (397,441)     36,659       (6,447)        7,135     122,660
  Global Discovery           56,498     (2,319)       (149)         383        26,510      80,923
  Growth & Income           525,157    (46,246)     26,972         (709)        5,580     510,754
  Money Market              776,957   (531,483)     22,440            -             -     267,914
  International             799,825    (94,138)     91,984        4,724       334,600   1,136,995

T. Rowe Price:
  Equity Income           3,039,049   (721,050)    319,073      168,044        20,399   2,825,515
  International Stock     1,318,182   (254,155)     30,157       27,052       422,601   1,543,837
  Limited-Term Bond       2,035,958   (233,283)    119,463          176       (67,340)  1,854,974
  New America Growth      2,189,832   (770,150)    119,090      188,426       324,020   2,051,218
  Personal Strategy
   Balanced               2,567,976   (220,867)    325,664       32,328        44,909   2,750,010
                         ----------   ----------  --------      -------       -------  ---------

                        $34,452,968 (7,610,795) $2,398,240   $1,038,845    $4,817,616 $35,096,874
                        =========== ============ ========== ===========    ========== ===========


PART C  OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.
(b)     Exhibits:  The following exhibits are filed herewith:
Exhibit No.    Description of Exhibit
(1)       (a)  Resolution  of the  Board  of  Directors  of  Companion  Life
               Insurance Company establishing the Variable Account. *

   (2)         Not applicable.

   (3)    (a)  Principal Underwriter Agreement by and between Companion Life
               Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

          (b)  Form of  Broker/Dealer  Supervision  and Sales  Agreement  by and
               between  Mutual  of  Omaha  Investor   Services,   Inc.  and  the
               Broker/Dealer. *

    (4)  (a)   Form of Policy for the SERIES V variable annuity Policy. *

         (b)   Form of Riders to the Policy. *

    (1)        Systematic Transfer Enrollment Program Endorsement to the Policy.

    (5)        Form of Application to the Policy. *

    (6)  (a)   Articles of Incorporation of Companion Life Insurance Company. *

         (b)   Bylaws of Companion Life Insurance Company. *

    (7)        Not applicable.

     (8)  (a)  Participation   Agreement  by  and  between  Companion  Life
               Insurance Company and the Alger American Fund. *

          (b) Participation Agreement by and between Companion Life Insurance Company and the Insurance Management Series. *

          (c) Participation Agreement by and between Companion Life Insurance Company and the Fidelity VIP Fund and Fidelity VIP Fund II. *

          (d) Participation Agreement by and between Companion Life Insurance Company and the MFS Variable Insurance Trust. *

          (e) Participation Agreement by and between Companion Life Insurance Company and the Pioneer Variable Contracts Trust. *

          (f) Participation Agreement by and between Companion Life Insurance Company and the Scudder Variable Life Investment Fund. *

          (g) Participation Agreement by and between Companion Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series. *

          (h)  Administrative  Services Agreement with Vantage Computer Systems.
               *

          (i) Participation Agreement by and between Companion Life Insurance Company and the Morgan Stanley Dean Witter Universal Funds, et. al. **

          (j) Participation Agreement by and between Companion Life Insurance Company and BT Insurance Funds Trust.

 (9)           Opinion and Consent of Counsel.

(10)           Consent of Independent Auditors.

(11)           Not applicable.

(12)           Not applicable.

(13)           Schedules of Computation of Performance Data.

(14)           Powers of Attorney.***

* Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 24, 1997 (File No. 33-98062).

** Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on April 7, 1998 (File No. 333-18881).

***Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 1999 (File No. 33-98062).

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR
                                                    PRINCIPAL POSITIONS
NAME AND                                            AND OFFICES WITH
BUSINESS ADDRESS1                                       DEPOSITOR

   John W. Weekly                                   Chairman
   Randall C. Horn                                  President, Director
   William G. Campbell                              Director
   Samuel L. Foggie                                 Director
   M. Jane Huerter                                  Director & Secretary
   Charles T. Locke III                             Director
   James J. O'Neill                                 Director
   Oscar S. Straus II                               Director
   John A. Sturgeon                                 Director
   Fred C. Boddy                                    Director, Vice President,
                                                    Treasurer and Assistant
                                                    Secretary


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Name of Corporation (where organized)*                                          Type of Corporation
--------------------------------------                                          -------------------


Mutual of Omaha Insurance Company (NE)                                  Accident & Health Insurance
        KFS Corporation (NE)                                            Holding corporation
               Fulcrum Growth Partners, L.L.C. (NE)                     Investment Partnership
               Kirkpatrick, Pettis, Smith, Polian Inc. (NE)             Registered broker-dealer  &
                                                                        investment advisor
               KPM Investment Management, Inc. (NE)                     Investment advisor
               Kirkpatrick Pettis Trust Company (NE)                    Trust company
        Mutual of Omaha Health Plans, Inc. (NE)                         Holding corporation
               Exclusive Healthcare, Inc. (NE)                          HMO
                  Mutual of Omaha Health Plans of Lincoln, Inc. (NE     Staff Model HMO
                  Preferred HealthAlliance, Inc. (NE)                   Joint venture w/physician &
                                                                        hospital organization
                  Mutual of Omaha Health Plans of Ohio, Inc. (OH) HMO
                  Mutual of Omaha of South Dakota & Community Health
                                      Plus HMO, Inc. (SD)               HMO
        Mutual of Omaha Holdings, Inc. (NE)                             Holding corporation
               Innowave incorporated (NE)                               Markets water distillation products
               Mutual Asset Management Co. (NE)                         Asset management services
               Mutual of Omaha Investor Services, Inc. (NE)             Registered securities
                                                                        Broker-Dealer
               Mutual of Omaha Marketing Corporation (NE)               Markets health insurance
        Mutual of Omaha U.K. Limited (U.K.)                             Insurance in United Kingdom (inactive)
        The Omaha Indemnity Company (WI)                                Property & casualty insurance (inactive)
        Omaha Property and Casualty Insurance Company (NE)              Property & casualty insurance
               Adjustment Services, Inc. (NE)                           Claims adjusting services
        United of Omaha Life Insurance Company (NE)                     Life, H&A insurance/annuities
               Companion Life Insurance Company (NY)                    Life insurance/annuities
               Mutual of Omaha Structured Settlement Company, Inc.(CT)  Structured settlements
               Mutual of Omaha Structure Settlement Company of
                                            New York, Inc. (NY)         Structured settlements
               United World Life Insurance Company (NE)                 Accident & health and life insurance

*Subsidiaries of subsidiaries are indicated by indentations.


/1 Business address is Companion Life Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 27.       NUMBER OF POLICYOWNERS

      As of December 31, 1999, there were 709 Owners of the Policies.

ITEM 28.       INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Companion pursuant to the foregoing provisions, or otherwise, Companion has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Companion of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), Companion will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. With respect to indemnification, Article V, Section 8 of Companion's Bylaws provides as follows:

            The Corporation shall indemnify any person, made, or threatened to be made, a party to any action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, which any officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was an officer of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such officer acted, in good faith, for a purpose which he is reasonably believed to be in the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful. The termination of any such civil or criminal action proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such officer did not act, in good faith, for a purpose which he is reasonably believed to be in the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

ITEM 29.       PRINCIPAL UNDERWRITER

          (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the Principal Underwriter for policies offered by Companion through Companion Life Separate Account B and by United of Omaha Life Insurance Company through United of Omaha Separate Account C and through United of Omaha Separate Account B.
          (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

            NAME                                   TITLE

            John W. Weekly           Chairman, Director
            Richard A. Witt          President, Director
            M. Jane Huerter          Secretary and Director
            Brian P. McGinty         Director
            Randall C. Horn          Director
            William J. Bluvas        Vice President, Treasurer

          (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 1999, Companion paid $207,081 in total compensation to MOIS; of this amount MOIS retained $179,092 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

        The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31.    MANAGEMENT SERVICES.

        All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32.    UNDERTAKINGS

    (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
    (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to Companion at the address or phone number listed in the Prospectus.
    (d) Registrant hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Companion.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment No. 7 to the registration statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 26, 2000.

                                     COMPANION SEPARATE ACCOUNT C

                                     COMPANION LIFE INSURANCE COMPANY
                                     Depositor

                                     /s/John W. Weekly*
                                     ---------------------------------------
                                     By:    John W. Weekly
                                            Chairman


    As required by the Securities Act of 1933, this post-effective amendment No. 7 to the registration statement has been signed by the following persons on April 26, 2000 in the capacities and on the duties indicated.


Signatures                                  Title

   /s/ John W. Weekly*
-----------------------
John W. Weekly                       Chairman


   /s/ Randall C. Horn
-----------------------
Randall C. Horn                      Director and President

   /s/ Fred C. Boddy *
------------------------
Fred C. Boddy                        Director, Vice President and Treasurer
                                    (Principal Financial &
                                     Accounting Officer)


        /s/ Thomas J. McCusker
by __________________________________, for and on behalf of:
        Thomas J. McCusker


William G. Campbell*                 Director
Samuel L. Foggie Sr.*                Director
M. Jane Huerter*                     Director
Charles T. Locke III*                Director
James J. O'Neill*                    Director
Oscar S. Straus II*                  Director
John A. Sturgeon*                    Director

* These individuals have granted Powers of Attorney executed effective January 1, 1999, whereby Thomas J. McCusker is authorized to execute this registration statement on their behalf.

 Registration No. 33-98062
                                    811-8814




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------




                        COMPANION LIFE SEPARATE ACCOUNT C

                                       OF

                        COMPANION LIFE INSURANCE COMPANY





                                    EXHIBITS






                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 7

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 11







                                 April 26, 2000

                                  EXHIBIT INDEX
Exhibit No.     Description of Exhibit

 (8)(j) Participation Agreement by and between Companion Life Insurance Company and BT Insurance Funds Trust.

 (9)            Opinion and Consent of Counsel.

(10)            Consent of Independent Auditors.

(13)            Schedules of Computation of Performance Data.

(14)            Powers of Attorney.